UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: Merrill Lynch Large Cap Series Fund, Inc.
              Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Large Cap Series Fund, Inc. and Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/06

Date of reporting period: 11/01/05 - 04/30/06

Item 1 - Report to Stockholders

Semi-Annual Reports
April 30, 2006

Merrill Lynch
Large Cap Series Funds, Inc.

A Letter From the President

[PHOTO OMITTED]

Dear Shareholder

You may be aware that changes are on the horizon at Merrill Lynch Investment Managers ("MLIM"). On February 15, 2006, Merrill Lynch announced plans to combine the firm's investment advisory business, including MLIM, with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock").

We believe this merger of asset management strength will benefit our investors. MLIM is a leading investment management organization with over $576 billion in assets under management globally and 2,757 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock is one of the largest publicly traded investment management firms in the United States with $463.1 billion in assets under management and 1,839 employees. It manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products.

At the completion of the transaction, which is expected in the third quarter of this year, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.* The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs -- they are focused on delivering excellence on behalf of clients, and both make investment performance their single most important mission. In short, the merger only reinforces our commitment to shareholders.

Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. As a shareholder in one or more MLIM-advised mutual funds, you will receive a proxy package in the coming weeks in connection with this transaction. After you receive this information, should you have any questions or concerns, do not hesitate to contact your financial advisor.

As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers

*     $1.039 trillion in assets under management as of March 31, 2006.

      Data, including assets under management, are as of March 31, 2006.


2       MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

We are pleased to present to you the management team of

                   Merrill Lynch Large Cap Series Funds, Inc.

                                [PHOTO OMITTED]

[PHOTO OMITTED]

Senior Portfolio Manager Bob Doll, President and Chief Investment Officer of Merrill Lynch Investment Managers, joined Merrill Lynch Investment Managers in 1999. He is the head of Merrill Lynch Large Cap Series Funds, Inc. Mr. Doll received bachelor's degrees from Lehigh University and an MBA from The Wharton School of the University of Pennsylvania. He is a CFA(R) charterholder and a Certified Public Accountant. Mr. Doll's investment team includes Senior Quantitative Analyst Tasos Bouloutas, Director of Equity Operations Brenda Sklar and Fundamental Analyst Dan Hanson. Mr. Bouloutas earned a master's degree and a Ph.D. from Columbia University. Ms. Sklar earned a bachelor's degree from the University of Delaware. She is a Certified Public Accountant. Mr. Hanson received a bachelor's degree from Middlebury College and an MBA from the University of Chicago. He is a CFA charterholder and member of the CFA Institute.

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter From the President ..............................................     2
A Discussion With Your Funds' Portfolio Manager ..........................     4
Announcement to Shareholders .............................................     6
Performance Data .........................................................     6
Disclosure of Expenses ...................................................    10
Fund Financial Statements ................................................    12
Fund Financial Highlights ................................................    18
Fund Notes to Financial Statements .......................................    28
Portfolio Information ....................................................    34
Master Schedules of Investments ..........................................    36
Master Financial Statements ..............................................    45
Master Financial Highlights ..............................................    50
Master Notes to Financial Statements .....................................    52
Officers and Directors/Trustees ..........................................    55

CFA(R) and Chartered Financial Analyst(R) are trademarks owned by the CFA Institute.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006         3

A Discussion With Your Funds' Portfolio Manager

      The Funds significantly outperformed their respective benchmarks and Lipper category averages for the period, benefiting largely from successful stock selection across various industry sectors.

How did the Merrill Lynch Large Cap Series Funds perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2006, Merrill Lynch Large Cap Core Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +14.06%, +13.57%, +13.58%, +14.15% and +13.93%, respectively, well ahead of the +9.92% return of the benchmark Russell 1000 Index and the +11.47% average return of its comparable Lipper category of Multi-Cap Core Funds.*

Merrill Lynch Large Cap Growth Fund's Class A, Class B, Class C, Class I and Class R Shares had six-month total returns of +13.99%, +13.49%, +13.51%, +14.10% and +13.89%, respectively, exceeding the +7.06% return of the benchmark Russell 1000 Growth Index and the +11.59% average return of its comparable Lipper category of Multi-Cap Growth Funds.*

Merrill Lynch Large Cap Value Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +13.61%, +13.13%, +13.13%, +13.71% and +13.40%, respectively, also surpassing the +12.87% return of its benchmark, the Russell 1000 Value Index, and the +11.99% average return of the Lipper Multi-Cap Value Funds category for the six-month period.* (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information for each Fund can be found on pages 6 - 9 of this report to shareholders.)

Because the Funds invest in large-capitalization stocks that represent a significant part of the U.S. stock market, their portfolios were influenced by the same economic and market events that affected the broader stock market during the past six months. Major U.S. equity indexes rebounded from losses at the beginning of the reporting period to achieve impressive gains by April. Solid economic growth has supported job creation and strong corporate earnings growth. Merger-and-acquisition activity also has been robust during the past several months. The Federal Reserve Board (the Fed), now with new chairman Dr. Ben Bernanke, has continued to remove economic stimulus by advancing the monetary tightening campaign begun in June 2004. Through period-end, the Fed had raised the federal funds target rate in 15 consecutive moves of 25 basis points (.25%) each. A 16th move on May 10, 2006 brought the target short-term interest rate to 5%. Despite the Fed's persistence, inflation and escalating energy prices remained a concern among investors, as the price of crude oil reached record levels above $70 per barrel in April. In the meantime, the U.S. dollar hit a one-year low versus the euro and the housing market started to show some signs of weakness. Of final note, small cap stocks outperformed large caps during the six-month period, as reflected in the +18.91% return of the small cap Russell 2000 Index.

What factors most influenced the Funds' performance during the period?

In the case of all three Funds, stock selection contributed positively to returns in most sectors, particularly industrials (commercial services and machinery), information technology (semiconductors and computer peripherals) and materials (metals and mining).

At the individual stock level, the largest positive contributors to Merrill Lynch Large Cap Core Fund's performance during the period were NuCor Corp., Western Digital Corp., Nvidia Corp., Circuit City Stores, Inc. and CSX Corp. The largest detractors were McAfee, Inc., Pioneer Natural Resources Co., Caremark Rx, Inc., Amgen, Inc. and Mercury Interactive Corp. In the Merrill Lynch Large Cap Growth Fund portfolio, the largest positive contributors to performance included Joy Global, Inc., AMR Corp., NuCor, Western Digital and Nvidia. Stocks that detracted most from that Fund's relative performance included Advanced Micro Devices, Inc., Mercury Interactive, McAfee, Harman International Industries, Inc. and Amgen. In terms of Merrill Lynch Large Cap Value Fund, the largest positive contributors to performance during the six-month period included CSX, Circuit City Stores, Office Depot, Inc., Marathon Oil Corp. and LSI Logic Corp. The

* Lipper Multi-Cap funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. Multi-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index. Multi-Cap Value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index.


4       MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006
largest performance detractors were Pioneer Natural Resources, Health Net, Inc., Fair Isaac Corp., Caremark Rx and McAfee. Our underweight position in medical device company Medtronic in the Large Cap Core and Large Cap Growth portfolios, and our underweight position in Symantec in all three portfolios, also had a positive impact on performance, as these were negative contributors within each of the Funds' respective benchmarks.

What changes were made to the Portfolios during the period?

Overall, we continued to identify companies with favorable growth characteristics and earnings developments, selling at attractive relative valuations. As a result of our bottom-up stock-selection process, we increased our positions in industrials and financials while reducing exposure to the utilities, health care and consumer discretionary sectors.

In Master Large Cap Core Portfolio, the largest purchases during the period included Cisco Systems, Inc., Valero Energy Corp., Cardinal Health, Inc., JPMorgan Chase & Co. and Pioneer Natural Resources. The largest sales included Amgen, Intel Corp., UnitedHealth Group, Inc., Burlington Resources, Inc. and EOG Resources, Inc. In Master Large Cap Growth Portfolio, the largest purchases included Cisco Systems, Inc., CA Inc., Cardinal Health, Inc., Starbucks Corp. and Advanced Micro Devices, Inc. The largest sales included Intel, Amgen, UnitedHealth Group, Apple Computer and EOG Resources. In Master Large Cap Value Portfolio, the largest purchases included JPMorgan Chase, Morgan Stanley, Xerox Corp., Archer-Daniels-Midland Co. and The Bear Stearns Cos., Inc. The largest sales included Burlington Resources, Inc., The Allstate Corp., Terex Corp., Viacom, Inc. and Forest Oil Corp.

These transactions reflect our ongoing refinement of the Portfolios, as we continue to look for stocks that we believe best meet our investment criteria while pruning those that have deteriorated relative to our original assessment.

How would you characterize the Portfolios' positioning at the close of the period?

The Portfolios' largest overweights as of April 30, 2006, were in the technology and energy sectors. The largest underweights were in financials, which tend to underperform in periods of rising interest rates, consumer staples, utilities and telecommunications services.

We believe the Fed is preparing the markets for the end of its monetary tightening cycle. It is very possible that the Fed will complete its interest rate-hiking action in the second quarter, but certainly will go out of its way to tell investors that a pause does not necessarily mean an end. We have been and remain optimistic in our longer-term outlook for the economy and the markets, driven by our view that long-term inflation is likely to stay reasonably low. However, it is not surprising that investors are somewhat concerned about inflation given rising commodity prices, low unemployment and fairly broad-based global economic expansion. We would argue that economic growth in most of the world, with the notable exception of the United States, has been driven by supply-side expansion. Overall, core inflation remains low and we have seen reasonably solid economic readings. The weaker U.S. dollar is providing support for company earnings, but given the policy backdrop and higher bond yields, the near-term risks remain. As the economy shifts, equity investors should expect some bumps along the way. Against this backdrop, diversification and astute security selection remain key to investment success.

Robert C. Doll, Jr.
President, Director/Trustee and Senior Portfolio Manager

May 15, 2006


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006         5

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Fund's/Trust's Board of Directors/Trustees has approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor ("BlackRock Advisors") on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Fund's/Trust's shareholders, BlackRock Advisors is expected to become the Fund's/Trust's investment adviser upon the closing of the transaction between Merrill Lynch and BlackRock.

Performance Data

About Fund Performance

Investors are able to purchase shares of the Funds through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class I Shares bear no ongoing distribution or account maintenance fees and are available only to eligible investors. Had the sales charge been included, the Fund's Class I Shares' performance would have been lower.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Class I Shares (which have no distribution or account maintenance fees) restated for Class R Share fees.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


6       MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Recent Performance Results


                                                   6-Month            12-Month        Since Inception
As of April 30, 2006                             Total Return       Total Return       Total Return
=====================================================================================================
ML Large Cap Core Fund Class A Shares*              +14.06%            +25.97%            + 49.63%
-----------------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class B Shares*              +13.57             +24.93             + 42.36
-----------------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class C Shares*              +13.58             +24.94             + 42.36
-----------------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class I Shares*              +14.15             +26.20             + 51.93
-----------------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class R Shares*              +13.93             +25.62             + 47.92
-----------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class A Shares*            +13.99             +24.67             +  5.15
-----------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class B Shares*            +13.49             +23.73             +  0.12
-----------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class C Shares*            +13.51             +23.61             +  0.03
-----------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class I Shares*            +14.10             +24.91             +  6.86
-----------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class R Shares*            +13.89             +24.39             +  4.12
-----------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class A Shares*             +13.61             +27.45             +100.27
-----------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class B Shares*             +13.13             +26.46             + 90.80
-----------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class C Shares*             +13.13             +26.39             + 90.70
-----------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class I Shares*             +13.71             +27.74             +103.49
-----------------------------------------------------------------------------------------------------
ML Large Cap Value Fund Class R Shares*             +13.40             +27.06             + 98.16
-----------------------------------------------------------------------------------------------------
Russell 1000(R) Index**                             + 9.92             +16.71             +  5.45
-----------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index***                     + 7.06             +15.18             - 31.56
-----------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index****                     +12.87             +18.30             + 53.48
-----------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Since inception total return is from 12/22/99.
** This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Since inception total return is from 12/22/99.
*** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. Since inception total return is from 12/22/99.
**** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Since inception total return is from 12/22/99.

      Russell 1000 is a registered trademark of the Frank Russell Company.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006         7

Average Annual Total Return -- Merrill Lynch Large Cap Core Fund

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/06                               +25.97%          +19.36%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             + 8.13           + 6.97
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      + 6.55           + 5.64
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Return           Return
                                                  Without CDSC     With CDSC+++
================================================================================
Class B Shares++
================================================================================
One Year Ended 4/30/06                               +24.93%          +20.93%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             + 7.27           + 6.97
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      + 5.71           + 5.71
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Return           Return
                                                  Without CDSC     With CDSC+++
================================================================================
Class C Shares+
================================================================================
One Year Ended 4/30/06                               +24.94%          +23.94%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             + 7.27           + 7.27
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      + 5.71           + 5.71
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares                                                        Return
================================================================================
One Year Ended 4/30/06                                                +26.20%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                                              + 8.37
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/06                                  + 6.80
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class R Shares                                                        Return
================================================================================
One Year Ended 4/30/06                                                +25.62%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                                              + 7.94
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/06                                  + 6.35
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.
+ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
++ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
+++   Assuming payment of applicable contingent deferred sales charge.

Average Annual Total Return -- Merrill Lynch Large Cap Growth Fund

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/06                               +24.67%          +18.13%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             + 4.19           + 3.07
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      + 0.79           - 0.06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Return           Return
                                                  Without CDSC     With CDSC+++
================================================================================
Class B Shares++
================================================================================
One Year Ended 4/30/06                               +23.73%          +19.73%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             + 3.37           + 3.02
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      + 0.02           + 0.02
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Return           Return
                                                  Without CDSC     With CDSC+++
================================================================================
Class C Shares+
================================================================================
One Year Ended 4/30/06                               +23.61%          +22.61%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             + 3.38           + 3.38
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      + 0.00           + 0.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares                                                        Return
================================================================================
One Year Ended 4/30/06                                                +24.91%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                                              + 4.45
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/06                                  + 1.05
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class R Shares                                                        Return
================================================================================
One Year Ended 4/30/06                                                +24.39%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                                              + 4.05
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/06                                  + 0.64
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.
+ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
++ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
+++   Assuming payment of applicable contingent deferred sales charge.


8       MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Performance Data (concluded)

Average Annual Total Return -- Merrill Lynch Large Cap Value Fund

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/06                               +27.45%          +20.76%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             +11.35           +10.15
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      +11.55           +10.60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Return           Return
                                                  Without CDSC     With CDSC+++
================================================================================
Class B Shares++
================================================================================
One Year Ended 4/30/06                               +26.46%          +22.46%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             +10.50           +10.23
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      +10.70           +10.70
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Return           Return
                                                  Without CDSC     With CDSC+++
================================================================================
Class C Shares+
================================================================================
One Year Ended 4/30/06                               +26.39%          +25.39%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                             +10.49           +10.49
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/06                                      +10.69           +10.69
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares                                                        Return
================================================================================
One Year Ended 4/30/06                                                +27.74%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                                              +11.62
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/06                                  +11.83
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class R Shares                                                        Return
================================================================================
One Year Ended 4/30/06                                                +27.06%
--------------------------------------------------------------------------------
Five Years Ended 4/30/06                                              +11.18
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/06                                  +11.36
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.
+ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
++ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
+++   Assuming payment of applicable contingent deferred sales charge.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006         9

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2005 and held through April 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Merrill Lynch Large Cap Core Fund

                                                                                                    Expenses Paid
                                                            Beginning              Ending         During the Period*
                                                          Account Value         Account Value    November 1, 2005 to
                                                         November 1, 2005      April 30, 2006       April 30, 2006
====================================================================================================================
Actual
====================================================================================================================
Class A                                                      $   1,000            $1,140.60            $    5.93
--------------------------------------------------------------------------------------------------------------------
Class B                                                      $   1,000            $1,135.70            $   10.00
--------------------------------------------------------------------------------------------------------------------
Class C                                                      $   1,000            $1,135.80            $   10.00
--------------------------------------------------------------------------------------------------------------------
Class I                                                      $   1,000            $1,141.50            $    4.62
--------------------------------------------------------------------------------------------------------------------
Class R                                                      $   1,000            $1,139.30            $    7.24
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Class A                                                      $   1,000            $1,018.96            $    5.59
--------------------------------------------------------------------------------------------------------------------
Class B                                                      $   1,000            $1,015.13            $    9.44
--------------------------------------------------------------------------------------------------------------------
Class C                                                      $   1,000            $1,015.13            $    9.44
--------------------------------------------------------------------------------------------------------------------
Class I                                                      $   1,000            $1,020.18            $    4.36
--------------------------------------------------------------------------------------------------------------------
Class R                                                      $   1,000            $1,017.73            $    6.83
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.13% for Class A, 1.91% for Class B, 1.91% for Class C, .88% for Class I and 1.38% for Class R), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


10      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Disclosure of Expenses (concluded)

Merrill Lynch Large Cap Growth Fund

                                                                                                    Expenses Paid
                                                            Beginning              Ending         During the Period*
                                                          Account Value         Account Value    November 1, 2005 to
                                                         November 1, 2005      April 30, 2006       April 30, 2006
====================================================================================================================
Actual
====================================================================================================================
Class A                                                      $   1,000            $1,139.90            $    6.66
--------------------------------------------------------------------------------------------------------------------
Class B                                                      $   1,000            $1,134.90            $   10.73
--------------------------------------------------------------------------------------------------------------------
Class C                                                      $   1,000            $1,135.10            $   10.68
--------------------------------------------------------------------------------------------------------------------
Class I                                                      $   1,000            $1,141.00            $    5.35
--------------------------------------------------------------------------------------------------------------------
Class R                                                      $   1,000            $1,138.90            $    7.97
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Class A                                                      $   1,000            $1,018.29            $    6.29
--------------------------------------------------------------------------------------------------------------------
Class B                                                      $   1,000            $1,014.47            $   10.13
--------------------------------------------------------------------------------------------------------------------
Class C                                                      $   1,000            $1,014.52            $   10.08
--------------------------------------------------------------------------------------------------------------------
Class I                                                      $   1,000            $1,019.52            $    5.05
--------------------------------------------------------------------------------------------------------------------
Class R                                                      $   1,000            $1,017.07            $    7.52
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.27% for Class A, 2.05% for Class B, 2.04% for Class C, 1.02% for Class I and 1.52% for Class R), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Merrill Lynch Large Cap Value Fund

                                                                                                    Expenses Paid
                                                            Beginning              Ending         During the Period*
                                                          Account Value         Account Value    November 1, 2005 to
                                                         November 1, 2005      April 30, 2006       April 30, 2006
====================================================================================================================
Actual
====================================================================================================================
Class A                                                      $   1,000            $1,136.10            $    6.23
--------------------------------------------------------------------------------------------------------------------
Class B                                                      $   1,000            $1,131.30            $   10.24
--------------------------------------------------------------------------------------------------------------------
Class C                                                      $   1,000            $1,131.30            $   10.24
--------------------------------------------------------------------------------------------------------------------
Class I                                                      $   1,000            $1,137.10            $    4.93
--------------------------------------------------------------------------------------------------------------------
Class R                                                      $   1,000            $1,134.00            $    7.54
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Class A                                                      $   1,000            $1,018.66            $    5.89
--------------------------------------------------------------------------------------------------------------------
Class B                                                      $   1,000            $1,014.89            $    9.68
--------------------------------------------------------------------------------------------------------------------
Class C                                                      $   1,000            $1,014.89            $    9.68
--------------------------------------------------------------------------------------------------------------------
Class I                                                      $   1,000            $1,019.89            $    4.66
--------------------------------------------------------------------------------------------------------------------
Class R                                                      $   1,000            $1,017.44            $    7.12
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Class A, 1.96% for Class B, 1.96% for Class C, .94% for Class I and 1.44% for Class R), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        11

Statements of Assets and Liabilities
                                      Merrill Lynch Large Cap Series Funds, Inc.

                                                                               Merrill Lynch      Merrill Lynch      Merrill Lynch
                                                                                   Large              Large              Large
                                                                                  Cap Core          Cap Growth         Cap Value
As of April 30, 2006                                                                Fund               Fund               Fund
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Investment in Master Large Cap Core Portfolio, Master Large Cap Growth
       Portfolio and Master Large Cap Value Portfolio (the"Portfolios")* ...   $3,287,266,827     $  686,633,058     $2,377,251,498
      Prepaid expenses and other assets ....................................          138,725             87,781            297,716
                                                                               ----------------------------------------------------
      Total assets .........................................................    3,287,405,552        686,720,839      2,377,549,214
                                                                               ----------------------------------------------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
      Payables:
         Distributor .......................................................        1,340,446            257,176            820,951
         Other affiliates ..................................................          970,944            287,287            783,947
         Administrator .....................................................          627,686            131,487            445,942
                                                                               ----------------------------------------------------
      Total liabilities ....................................................        2,939,076            675,950          2,050,840
                                                                               ----------------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets ...........................................................   $3,284,466,476     $  686,044,889     $2,375,498,374
                                                                               ====================================================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
      Accumulated investment loss--net .....................................   $   (5,918,365)    $   (2,223,416)    $   (1,195,482)
      Undistributed (accumulated) realized capital gains (losses) allocated
       from the Portfolios--net ............................................       16,946,680        (34,030,783)        43,717,230
      Unrealized appreciation allocated from the Portfolios--net ...........      595,248,463         93,952,182        387,805,091
                                                                               ----------------------------------------------------
      Total accumulated earnings--net ......................................      606,276,778         57,697,983        430,326,839
      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
       authorized ..........................................................        6,150,454          1,549,311          3,591,787
      Class B Shares of Common Stock, $.10 par value, 200,000,000 shares
       authorized ..........................................................        3,589,366          1,077,304          1,594,524
      Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
       authorized ..........................................................        7,610,907          1,651,223          3,460,114
      Class I Shares of Common Stock, $.10 par value, 100,000,000 shares
       authorized ..........................................................        5,959,148          1,930,729          4,052,014
      Class R Shares of Common Stock, $.10 par value, 200,000,000 shares
       authorized ..........................................................          568,817            431,058            466,107
      Paid-in capital in excess of par .....................................    2,654,311,006        621,707,281      1,932,006,989
                                                                               ----------------------------------------------------
      Net Assets ...........................................................   $3,284,466,476     $  686,044,889     $2,375,498,374
                                                                               ====================================================


12      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Statements of Assets and Liabilities (concluded)
                                      Merrill Lynch Large Cap Series Funds, Inc.

                                                                                Merrill Lynch      Merrill Lynch      Merrill Lynch
                                                                                    Large              Large              Large
                                                                                  Cap Core          Cap Growth          Cap Value
As of April 30, 2006                                                                Fund               Fund               Fund
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
      Class A:
         Net assets ........................................................   $  861,443,001     $  162,774,068     $  656,786,242
                                                                               ====================================================
         Shares outstanding ................................................       61,504,537         15,493,107         35,917,872
                                                                               ====================================================
         Net asset value ...................................................   $        14.01     $        10.51     $        18.29
                                                                               ====================================================
      Class B:
         Net assets ........................................................   $  481,054,129     $  107,815,531     $  279,139,841
                                                                               ====================================================
         Shares outstanding ................................................       35,893,661         10,773,035         15,945,239
                                                                               ====================================================
         Net asset value ...................................................   $        13.40     $        10.01     $        17.51
                                                                               ====================================================
      Class C:
         Net assets ........................................................   $1,017,557,337     $  165,095,326     $  604,174,146
                                                                               ====================================================
         Shares outstanding ................................................       76,109,065         16,512,226         34,601,143
                                                                               ====================================================
         Net asset value ...................................................   $        13.37     $        10.00     $        17.46
                                                                               ====================================================
      Class I:
         Net assets ........................................................   $  846,906,289     $  206,193,711     $  752,339,069
                                                                               ====================================================
         Shares outstanding ................................................       59,591,479         19,307,289         40,520,140
                                                                               ====================================================
         Net asset value ...................................................   $        14.21     $        10.68     $        18.57
                                                                               ====================================================
      Class R:
         Net assets ........................................................   $   77,505,720     $   44,166,253     $   83,059,076
                                                                               ====================================================
         Shares outstanding ................................................        5,688,170          4,310,575          4,661,074
                                                                               ====================================================
         Net asset value ...................................................   $        13.63     $        10.25     $        17.82
                                                                               ====================================================
       * Identified cost ...................................................   $2,692,018,364     $  592,680,876     $1,989,446,407
                                                                               ====================================================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        13

Statements of Operations              Merrill Lynch Large Cap Series Funds, Inc.

                                                                                Merrill Lynch      Merrill Lynch      Merrill Lynch
                                                                                    Large              Large              Large
                                                                                  Cap Core          Cap Growth          Cap Value
For the Six Months Ended April 30, 2006                                             Fund               Fund               Fund
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income allocated from the Portfolios:
         Dividends .........................................................   $   14,243,891     $    2,177,170     $   12,048,489
         Interest from affiliates ..........................................          155,956             54,322            215,574
         Securities lending--net ...........................................          148,474             27,621             92,392
         Expenses ..........................................................       (7,074,867)        (1,629,216)        (5,063,613)
                                                                               ----------------------------------------------------
      Total income .........................................................        7,473,454            629,897          7,292,842
                                                                               ----------------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
      Account maintenance and distribution fees--Class C ...................        4,342,151            726,787          2,479,343
      Administration fees ..................................................        3,559,970            724,987          2,365,879
      Account maintenance and distribution fees--Class B ...................        2,312,300            509,455          1,348,834
      Account maintenance fees--Class A ....................................          921,825            169,809            615,409
      Transfer agent fees--Class C .........................................          618,941            145,553            374,663
      Transfer agent fees--Class I .........................................          433,617            144,291            387,700
      Transfer agent fees--Class A .........................................          446,326            121,506            332,798
      Transfer agent fees--Class B .........................................          331,463            104,013            205,737
      Account maintenance and distribution fees--Class R ...................          155,448             87,605            154,143
      Registration fees ....................................................          100,054             53,337            112,204
      Printing and shareholder reports .....................................           98,926             18,280             46,717
      Transfer agent fees--Class R .........................................           37,448             31,166             41,660
      Professional fees ....................................................           23,765              9,182             16,101
      Other ................................................................            9,585              7,342              7,136
                                                                               ----------------------------------------------------
      Total expenses .......................................................       13,391,819          2,853,313          8,488,324
                                                                               ----------------------------------------------------
      Investment loss--net .................................................       (5,918,365)        (2,223,416)        (1,195,482)
                                                                               ----------------------------------------------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Portfolios--Net
-----------------------------------------------------------------------------------------------------------------------------------
      Realized gain on investments--net ....................................       98,578,418         24,131,080         48,571,767
      Change in unrealized appreciation on investments--net ................      263,048,131         46,824,193        183,693,963
                                                                               ----------------------------------------------------
      Total realized and unrealized gain--net ..............................      361,626,549         70,955,273        232,265,730
                                                                               ----------------------------------------------------
      Net Increase in Net Assets Resulting from Operations .................   $  355,708,184     $   68,731,857     $  231,070,248
                                                                               ====================================================

      See Notes to Financial Statements.


14      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Statements of Changes in Net Assets            Merrill Lynch Large Cap Core Fund

                                                                                                For the Six             For the
                                                                                               Months Ended           Year Ended
                                                                                                 April 30,            October 31,
Increase (Decrease) in Net Assets:                                                                 2006                  2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
      Investment loss--net ...........................................................       $    (5,918,365)       $    (5,488,189)
      Realized gain--net .............................................................            98,578,418            169,480,673
      Change in unrealized appreciation--net .........................................           263,048,131            148,113,813
                                                                                             --------------------------------------
      Net increase in net assets resulting from operations ...........................           355,708,184            312,106,297
                                                                                             --------------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
      Realized gain--net:
         Class A .....................................................................           (39,150,984)            (3,420,110)
         Class B .....................................................................           (23,738,142)            (3,547,724)
         Class C .....................................................................           (43,104,852)            (3,932,578)
         Class I .....................................................................           (37,101,052)            (3,522,593)
         Class R .....................................................................            (3,102,298)              (154,059)
                                                                                             --------------------------------------
      Net decrease in net assets resulting from distributions to shareholders ........          (146,197,328)           (14,577,064)
                                                                                             --------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets derived from capital share transactions .............           614,211,158            496,660,002
                                                                                             --------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets ...................................................           823,722,014            794,189,235
      Beginning of period ............................................................         2,460,744,462          1,666,555,227
                                                                                             --------------------------------------
      End of period* .................................................................       $ 3,284,466,476        $ 2,460,744,462
                                                                                             ======================================
    * Accumulated investment loss--net ...............................................       $    (5,918,365)                    --
                                                                                             ======================================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        15

Statements of Changes In Net Assets          Merrill Lynch Large Cap Growth Fund

                                                                                                For the Six             For the
                                                                                               Months Ended           Year Ended
                                                                                                 April 30,            October 31,
Increase (Decrease) in Net Assets:                                                                 2006                  2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
      Investment loss--net ...........................................................       $    (2,223,416)       $    (3,266,027)
      Realized gain--net .............................................................            24,131,080             27,951,501
      Change in unrealized appreciation--net .........................................            46,824,193             17,275,515
                                                                                             --------------------------------------
      Net increase in net assets resulting from operations ...........................            68,731,857             41,960,989
                                                                                             --------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets derived from capital share transactions .............           128,449,639            102,839,683
                                                                                             --------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets ...................................................           197,181,496            144,800,672
      Beginning of period ............................................................           488,863,393            344,062,721
                                                                                             --------------------------------------
      End of period* .................................................................       $   686,044,889        $   488,863,393
                                                                                             ======================================
    * Accumulated investment loss--net ...............................................       $    (2,223,416)                    --
                                                                                             ======================================

      See Notes to Financial Statements.


16      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Statements of Changes in Net Assets           Merrill Lynch Large Cap Value Fund

                                                                                                For the Six             For the
                                                                                               Months Ended           Year Ended
                                                                                                 April 30,            October 31,
Increase (Decrease) in Net Assets:                                                                 2006                  2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
      Investment loss--net ...........................................................       $    (1,195,482)       $    (2,354,785)
      Realized gain--net .............................................................            48,571,767             77,262,988
      Change in unrealized appreciation--net .........................................           183,693,963            112,124,763
                                                                                             --------------------------------------
      Net increase in net assets resulting from operations ...........................           231,070,248            187,032,966
                                                                                             --------------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
      Realized gain--net:
         Class A .....................................................................           (19,186,811)            (8,283,910)
         Class B .....................................................................           (10,908,503)           (10,290,416)
         Class C .....................................................................           (19,192,363)           (10,721,593)
         Class I .....................................................................           (23,059,853)            (8,685,584)
         Class R .....................................................................            (2,388,871)              (707,934)
                                                                                             --------------------------------------
      Net decrease in net assets resulting from distributions to shareholders ........           (74,736,401)           (38,689,437)
                                                                                             --------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets derived from capital share transactions .............           684,599,845            576,505,050
                                                                                             --------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets ...................................................           840,933,692            724,848,579
      Beginning of period ............................................................         1,534,564,682            809,716,103
                                                                                             --------------------------------------
      End of period* .................................................................       $ 2,375,498,374        $ 1,534,564,682
                                                                                             ======================================
    * Accumulated investment loss--net ...............................................       $    (1,195,482)                    --
                                                                                             ======================================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        17

Financial Highlights                                                     Class A

                                                                                Merrill Lynch Large Cap Core Fund
                                                            ------------------------------------------------------------------------
                                                            For the Six
                                                            Months Ended                  For the Year Ended October 31,
The following per share data and ratios have been derived     April 30,       ------------------------------------------------------
from information provided in the financial statements.          2006             2005          2004          2003          2002
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ................  $    13.01       $    11.15    $    10.23    $     8.25    $     9.06
                                                             -----------------------------------------------------------------------
      Investment income (loss)--net*** ....................        (.01)             .01          (.01)         (.02)          .01
      Realized and unrealized gain (loss)--net ............        1.79             1.94           .93          2.00          (.82)
                                                             -----------------------------------------------------------------------
      Total from investment operations ....................        1.78             1.95           .92          1.98          (.81)
                                                             -----------------------------------------------------------------------
      Less distributions from realized gain--net ..........        (.78)            (.09)           --            --            --
                                                             -----------------------------------------------------------------------
      Net asset value, end of period ......................  $    14.01       $    13.01    $    11.15    $    10.23    $     8.25
                                                             =======================================================================
====================================================================================================================================
Total Investment Return++
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share ..................       14.06%+          17.61%         8.99%        24.00%        (8.94%)
                                                             =======================================================================
====================================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of reimbursement ......................        1.13%*           1.16%         1.18%         1.23%         1.28%
                                                             =======================================================================
      Expenses ............................................        1.13%*           1.16%         1.18%         1.23%         1.28%
                                                             =======================================================================
      Investment income (loss)--net .......................        (.11%)*           .05%         (.09%)        (.21%)         .10%
                                                             =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ............  $  861,443       $  629,682    $  392,896    $  293,144    $  136,552
                                                             =======================================================================
      Portfolio turnover of the Portfolios ................       38.13%           93.95%       135.48%       138.73%       150.18%
                                                             =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++    Total investment returns exclude the effects of sales charges.

      See Notes to Financial Statements.


18      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

           Merrill Lynch Large Cap Growth Fund                                      Merrill Lynch Large Cap Value Fund
--------------------------------------------------------------          ------------------------------------------------------------
For the Six                                                             For the Six
Months Ended           For the Year Ended October 31,                   Month Ended          For the Year Ended October 31,
 April 30,    ------------------------------------------------           April 30,   -----------------------------------------------
   2006          2005         2004         2003         2002               2006         2005        2004        2003        2002
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$    9.22     $    8.26    $    7.89    $    6.39    $    7.47          $   16.86    $   14.53   $   12.77   $   10.14   $   10.62
------------------------------------------------------------------------------------------------------------------------------------
     (.02)         (.04)        (.06)        (.05)        (.06)               .01          .02         .03         .03         .04
     1.31          1.00          .43         1.55        (1.02)              2.23         2.97        1.73        2.60        (.52)
------------------------------------------------------------------------------------------------------------------------------------
     1.29           .96          .37         1.50        (1.08)              2.24         2.99        1.76        2.63        (.48)
------------------------------------------------------------------------------------------------------------------------------------
       --            --           --           --           --               (.81)        (.66)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
$   10.51     $    9.22    $    8.26    $    7.89    $    6.39          $   18.29    $   16.86   $   14.53   $   12.77   $   10.14
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
    13.99%+       11.62%        4.69%       23.47%      (14.46%)            13.61%+      21.20%      13.78%      25.94%      (4.52%)
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
     1.27%*        1.33%        1.38%        1.46%        1.54%              1.19%*       1.23%       1.26%       1.28%       1.28%
====================================================================================================================================
     1.27%*        1.33%        1.38%        1.46%        1.56%              1.19%*       1.23%       1.26%       1.28%       1.28%
====================================================================================================================================
     (.49%)*       (.46%)       (.69%)       (.81%)       (.88%)              .10%*        .10%        .21%        .24%        .49%
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$ 162,774     $ 112,887    $  64,539    $  27,410    $  15,874          $ 656,786    $ 371,216   $ 161,867   $  90,358   $  46,020
====================================================================================================================================
    51.87%       131.79%      164.94%      178.11%      177.46%             27.97%       94.95%     127.59%     157.04%     136.92%
====================================================================================================================================


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        19

Financial Highlights (continued)                                         Class B

                                                                                Merrill Lynch Large Cap Core Fund
                                                            ------------------------------------------------------------------------
                                                            For the Six
                                                            Months Ended                 For the Year Ended October 31,
The following per share data and ratios have been derived     April 30,       ------------------------------------------------------
from information provided in the financial statements.          2006             2005          2004          2003          2002
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ................  $    12.43       $    10.74    $     9.93    $     8.07    $     8.93
                                                             -----------------------------------------------------------------------
      Investment loss--net*** .............................        (.06)            (.08)         (.09)         (.08)         (.06)
      Realized and unrealized gain (loss)--net ............        1.70             1.86           .90          1.94          (.80)
                                                             -----------------------------------------------------------------------
      Total from investment operations ....................        1.64             1.78           .81          1.86          (.86)
                                                             -----------------------------------------------------------------------
      Less distributions from realized gain--net ..........        (.67)            (.09)         --            --            --
                                                             -----------------------------------------------------------------------
      Net asset value, end of period ......................  $    13.40       $    12.43    $    10.74    $     9.93    $     8.07
                                                             =======================================================================
====================================================================================================================================
Total Investment Return++
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share ..................       13.57%+          16.69%         8.16%        23.05%        (9.63%)
                                                             =======================================================================
====================================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of reimbursement ......................        1.91%*           1.93%         1.95%         2.00%         2.07%
                                                             =======================================================================
      Expenses ............................................        1.91%*           1.93%         1.95%         2.00%         2.07%
                                                             =======================================================================
      Investment loss--net ................................        (.87%)*          (.66%)        (.86%)        (.96%)        (.64%)
                                                             =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ............  $  481,054       $  446,242    $  412,162    $  389,598    $  329,121
                                                             =======================================================================
      Portfolio turnover of the Portfolios ................       38.13%           93.95%       135.48%       138.73%       150.18%
                                                             =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++    Total investment returns exclude the effects of sales charges.

      See Notes to Financial Statements.


20      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

              Merrill Lynch Large Cap Growth Fund                                   Merrill Lynch Large Cap Value Fund
---------------------------------------------------------------     ----------------------------------------------------------------
For the Six                                                         For the Six
Months Ended            For the Year Ended October 31,              Month Ended            For the Year Ended October 31,
 April 30,    -------------------------------------------------      April 30,    --------------------------------------------------
   2006          2005         2004         2003          2002          2006          2005         2004         2003         2002
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$    8.82     $    7.96    $    7.66    $    6.25     $    7.37     $   16.12     $   14.02    $   12.41    $    9.93    $   10.48
------------------------------------------------------------------------------------------------------------------------------------
     (.06)         (.10)        (.12)        (.10)         (.12)         (.05)         (.09)        (.07)        (.05)        (.03)
     1.25           .96          .42         1.51         (1.00)         2.12          2.85         1.68         2.53         (.52)
------------------------------------------------------------------------------------------------------------------------------------
     1.19           .86          .30         1.41         (1.12)         2.07          2.76         1.61         2.48         (.55)
------------------------------------------------------------------------------------------------------------------------------------
       --            --           --           --            --          (.68)         (.66)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
$   10.01     $    8.82    $    7.96    $    7.66     $    6.25     $   17.51     $   16.12    $   14.02    $   12.41    $    9.93
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
    13.49%+       10.80%        3.92%       22.56%       (15.20%)       13.13%+       20.29%       12.97%       24.97%       (5.25%)
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
     2.05%*        2.11%        2.16%        2.27%         2.32%         1.96%*        2.00%        2.02%        2.05%        2.05%
====================================================================================================================================
     2.05%*        2.11%        2.16%        2.27%         2.34%         1.96%*        2.00%        2.02%        2.05%        2.05%
====================================================================================================================================
    (1.26%)*      (1.15%)      (1.48%)      (1.61%)       (1.66%)        (.62%)*       (.60%)       (.53%)       (.50%)       (.28%)
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$ 107,816     $  95,593    $  93,382    $ 100,683     $  83,726     $ 279,140     $ 261,345    $ 222,055    $ 202,190    $ 174,623
====================================================================================================================================
    51.87%       131.79%      164.94%      178.11%       177.46%        27.97%        94.95%      127.59%      157.04%      136.92%
====================================================================================================================================


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        21

Financial Highlights (continued)                                         Class C

                                                                                Merrill Lynch Large Cap Core Fund
                                                            ------------------------------------------------------------------------
                                                            For the Six
                                                            Months Ended                 For the Year Ended October 31,
The following per share data and ratios have been derived     April 30,       ------------------------------------------------------
from information provided in the financial statements.          2006             2005          2004          2003          2002
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period.................  $    12.43       $    10.73    $     9.93    $     8.07    $     8.93
                                                             -----------------------------------------------------------------------
      Investment loss--net*** .............................        (.06)            (.09)         (.09)         (.08)         (.06)
      Realized and unrealized gain (loss)--net ............        1.70             1.88           .89          1.94          (.80)
                                                             -----------------------------------------------------------------------
      Total from investment operations ....................        1.64             1.79           .80          1.86          (.86)
                                                             -----------------------------------------------------------------------
      Less distributions from realized gain--net ..........        (.70)            (.09)           --            --            --
                                                             -----------------------------------------------------------------------
      Net asset value, end of period ......................  $    13.37       $    12.43    $    10.73    $     9.93    $     8.07
                                                             =======================================================================
====================================================================================================================================
Total Investment Return++
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share ..................       13.58%+          16.80%         8.06%        23.05%        (9.63%)
                                                             =======================================================================
====================================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of reimbursement ......................        1.91%*           1.94%         1.96%         2.01%         2.07%
                                                             =======================================================================
      Expenses ............................................        1.91%*           1.94%         1.96%         2.01%         2.07%
                                                             =======================================================================
      Investment loss--net ................................        (.89%)*          (.73%)        (.86%)        (.97%)        (.66%)
                                                             =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ............  $1,017,557       $  737,063    $  430,689    $  250,491    $  178,459
                                                             =======================================================================
      Portfolio turnover of the Portfolios ................       38.13%           93.95%       135.48%       138.73%       150.18%
                                                             =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++    Total investment returns exclude the effects of sales charges.

      See Notes to Financial Statements.


22      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

           Merrill Lynch Large Cap Growth Fund                                 Merrill Lynch Large Cap Value Fund
--------------------------------------------------------------      ----------------------------------------------------------------
For the Six                                                         For the Six
Months Ended           For the Year Ended October 31,               Month Ended            For the Year Ended October 31,
 April 30,    ------------------------------------------------       April 30,    --------------------------------------------------
   2006          2005         2004         2003         2002           2006          2005         2004         2003         2002
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$    8.81     $    7.95    $    7.65    $    6.25    $    7.36      $   16.11     $   14.01    $   12.41    $    9.93    $   10.48
------------------------------------------------------------------------------------------------------------------------------------
     (.06)         (.10)        (.12)        (.10)        (.12)          (.05)         (.10)        (.07)        (.05)        (.03)
     1.25           .96          .42         1.50         (.99)          2.12          2.86         1.67         2.53         (.52)
------------------------------------------------------------------------------------------------------------------------------------
     1.19           .86          .30         1.40        (1.11)          2.07          2.76         1.60         2.48         (.55)
------------------------------------------------------------------------------------------------------------------------------------
       --            --           --           --           --           (.72)         (.66)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
$   10.00     $    8.81    $    7.95    $    7.65    $    6.25      $   17.46     $   16.11    $   14.01    $   12.41    $    9.93
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
    13.51%+       10.82%        3.92%       22.40%      (15.08%)        13.13%+       20.31%       12.89%       24.97%       (5.25%)
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
     2.04%*        2.11%        2.16%        2.27%        2.33%          1.96%*        2.00%        2.03%        2.06%        2.05%
====================================================================================================================================
     2.04%*        2.11%        2.16%        2.27%        2.35%          1.96%*        2.00%        2.03%        2.06%        2.05%
====================================================================================================================================
    (1.26%)*      (1.19%)      (1.48%)      (1.62%)      (1.67%)         (.65%)*       (.65%)       (.54%)       (.51%)       (.28%)
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$ 165,095     $ 125,150    $  94,969    $  68,337    $  52,872      $ 604,174     $ 409,937    $ 219,806    $ 129,456    $  95,895
====================================================================================================================================
    51.87%       131.79%      164.94%      178.11%      177.46%         27.97%        94.95%      127.59%      157.04%      136.92%
====================================================================================================================================


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        23

Financial Highlights (continued)                                         Class I

                                                                                 Merrill Lynch Large Cap Core Fund
                                                            ------------------------------------------------------------------------
                                                            For the Six
                                                            Months Ended                 For the Year Ended October 31,
The following per share data and ratios have been derived     April 30,       ------------------------------------------------------
from information provided in the financial statements.          2006             2005          2004          2003          2002
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ................  $    13.20       $    11.28    $    10.33    $     8.31    $     9.10
                                                             -----------------------------------------------------------------------
      Investment income (loss)--net*** ....................         .01              .04           .02           .01           .03
      Realized and unrealized gain (loss)--net ............        1.80             1.97           .93          2.01          (.82)
                                                             -----------------------------------------------------------------------
      Total from investment operations ....................        1.81             2.01           .95          2.02          (.79)
                                                             -----------------------------------------------------------------------
      Less distributions from realized gain--net ..........        (.80)            (.09)           --            --            --
                                                             -----------------------------------------------------------------------
      Net asset value, end of period ......................  $    14.21       $    13.20    $    11.28    $    10.33    $     8.31
                                                             =======================================================================
====================================================================================================================================
Total Investment Return++
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share ..................       14.15%+          17.94%         9.20%        24.31%        (8.68%)
                                                             =======================================================================
====================================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of reimbursement ......................         .88%*            .91%          .93%          .98%         1.04%
                                                             =======================================================================
      Expenses ............................................         .88%*            .91%          .93%          .98%         1.04%
                                                             =======================================================================
      Investment income (loss)--net .......................         .14%*            .31%          .17%          .06%          .33%
                                                             =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ............  $  846,906       $  601,378    $  415,647    $  307,277    $  214,953
                                                             =======================================================================
      Portfolio turnover of the Portfolios ................       38.13%           93.95%       135.48%       138.73%       150.18%
                                                             =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++ Total investment returns exclude the effects of sales charges. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge.

      See Notes to Financial Statements.


24      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

              Merrill Lynch Large Cap Growth Fund                                   Merrill Lynch Large Cap Value Fund
--------------------------------------------------------------          ------------------------------------------------------------
For the Six                                                             For the Six
Months Ended           For the Year Ended October 31,                   Month Ended          For the Year Ended October 31,
 April 30,    ------------------------------------------------           April 30,   -----------------------------------------------
   2006          2005         2004         2003         2002               2006         2005        2004        2003        2002
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$    9.36     $    8.36    $    7.97    $    6.44    $    7.50          $   17.12    $   14.71   $   12.89   $   10.21   $   10.67
------------------------------------------------------------------------------------------------------------------------------------
     (.01)         (.02)        (.04)        (.04)        (.05)               .03          .06         .07         .06         .05
     1.33          1.02          .43         1.57        (1.01)              2.26         3.01        1.75        2.62        (.51)
------------------------------------------------------------------------------------------------------------------------------------
     1.32          1.00          .39         1.53        (1.06)              2.29         3.07        1.82        2.68        (.46)
------------------------------------------------------------------------------------------------------------------------------------
       --            --           --           --           --               (.84)        (.66)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
$   10.68     $    9.36    $    8.36    $    7.97    $    6.44          $   18.57    $   17.12   $   14.71   $   12.89   $   10.21
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
    14.10%+       11.96%        4.89%       23.76%      (14.13%)            13.71%+      21.49%      14.12%      26.25%      (4.31%)
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
     1.02%*        1.08%        1.13%        1.22%        1.29%               .94%*        .98%       1.01%       1.03%       1.03%
====================================================================================================================================
     1.02%*        1.08%        1.13%        1.22%        1.31%               .94%*        .98%       1.01%       1.03%       1.03%
====================================================================================================================================
     (.24%)*       (.20%)       (.45%)       (.57%)       (.63%)              .36%*        .35%        .49%        .51%        .76%
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$ 206,194     $ 128,667    $  79,869    $  53,163    $  31,989          $ 752,339    $ 446,172   $ 194,625   $  92,736   $  66,754
====================================================================================================================================
    51.87%       131.79%      164.94%      178.11%      177.46%             27.97%       94.95%     127.59%     157.04%     136.92%
====================================================================================================================================


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        25

Financial Highlights (concluded)                                         Class R

                                                                                  Merrill Lynch Large Cap Core Fund
                                                                   -----------------------------------------------------------------
                                                                    For the                                          For the Period
                                                                   Six Months            For the Year Ended            January 3,
                                                                     Ended                  October 31,                 2003@ to
The following per share data and ratios have been derived           April 30,        ---------------------------       October 31,
from information provided in the financial statements.                2006              2005             2004             2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ......................  $    12.68        $    10.89       $    10.02       $     8.12
                                                                   -----------------------------------------------------------------
      Investment income (loss)--net*** ..........................        (.02)             (.03)            (.03)            (.05)
      Realized and unrealized gain--net .........................        1.73              1.91              .90             1.95
                                                                   -----------------------------------------------------------------
      Total from investment operations ..........................        1.71              1.88              .87             1.90
                                                                   -----------------------------------------------------------------
      Less distributions from realized gain--net ................        (.76)             (.09)              --               --
                                                                   -----------------------------------------------------------------
      Net asset value, end of period ............................  $    13.63        $    12.68       $    10.89       $    10.02
                                                                   =================================================================
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share ........................       13.93%+           17.39%            8.68%           23.40%+
                                                                   =================================================================
====================================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of reimbursement ............................        1.38%*            1.42%            1.43%            1.48%*
                                                                   =================================================================
      Expenses ..................................................        1.38%*            1.42%            1.43%            1.48%*
                                                                   =================================================================
      Investment income (loss)--net .............................        (.37%)*           (.28%)           (.32%)           (.44%)*
                                                                   =================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ..................  $   77,506        $   46,379       $   15,160       $      119
                                                                   =================================================================
      Portfolio turnover of the Portfolios ......................       38.13%            93.95%          135.48%          138.73%
                                                                   =================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
***   Based on average shares outstanding.
+     Aggregate total investment return.
@     Commencement of operations.
@@    Amount is less than ($.01) per share.

      See Notes to Financial Statements.


26      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

           Merrill Lynch Large Cap Growth Fund                                  Merrill Lynch Large Cap Value Fund
----------------------------------------------------------          ----------------------------------------------------------
 For the                                    For the Period           For the                                    For the Period
Six Months          For the Year Ended        January 3,            Six Months         For the Year Ended         January 3,
  Ended               October 31,              2003@ to               Ended               October 31,              2003@ to
 April 30,      ------------------------      October 31,            April 30,      ------------------------      October 31,
   2006            2005           2004           2003                  2006            2005           2004           2003
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
$    9.00       $    8.08      $    7.74      $    6.16             $   16.46       $   14.23      $   12.54      $   10.12
------------------------------------------------------------------------------------------------------------------------------
     (.04)           (.07)          (.06)          (.05)                 (.01)           (.03)            --@@          .01
     1.29             .99            .40           1.63                  2.16            2.92           1.69           2.41
------------------------------------------------------------------------------------------------------------------------------
     1.25             .92            .34           1.58                  2.15            2.89           1.69           2.42
------------------------------------------------------------------------------------------------------------------------------
       --              --             --             --                  (.79)           (.66)            --             --
------------------------------------------------------------------------------------------------------------------------------
$   10.25       $    9.00      $    8.08      $    7.74             $   17.82       $   16.46      $   14.23      $   12.54
==============================================================================================================================

==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
    13.89%+         11.39%          4.39%         25.65%+               13.40%+         20.93%         13.48%         23.91%+
==============================================================================================================================

==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
     1.52%*          1.58%          1.61%          1.72%*                1.44%*          1.48%          1.53%          1.53%*
==============================================================================================================================
     1.52%*          1.58%          1.61%          1.72%*                1.44%*          1.48%          1.53%          1.53%*
==============================================================================================================================
     (.74%)*         (.75%)         (.95%)         (.94%)*               (.15%)*         (.19%)         (.03%)          .01%*
==============================================================================================================================

==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
$  44,166       $  26,566      $  11,304      $     290             $  83,059       $  45,894      $  11,362      $      12
==============================================================================================================================
    51.87%         131.79%        164.94%        178.11%                27.97%          94.95%        127.59%        157.04%
==============================================================================================================================


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        27

Notes to Financial Statements         Merrill Lynch Large Cap Series Funds, Inc.

1. Significant Accounting Policies:

Merrill Lynch Large Cap Core Fund, Merrill Lynch Large Cap Growth Fund and Merrill Lynch Large Cap Value Fund (the "Funds" or individually as the "Fund") constituting Merrill Lynch Large Cap Series Funds, Inc. are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies. The Funds seek to achieve their investment objective by investing all of their assets in the Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the "Portfolios" or individually as the "Portfolio"), respectively, constituting Master Large Cap Series Trust, which have the same investment objective and strategies as the corresponding Funds. The value of the Funds' investment in the Portfolios reflect the Funds' proportionate interest in the net assets of the Portfolios. The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The Funds' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. On April 30, 2006, the percentage of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by Merrill Lynch Large Cap Core Fund, Merrill Lynch Large Cap Growth Fund and Merrill Lynch Large Cap Value Fund, was 94.1%, 100% and 99.9%, respectively. The Funds offer multiple classes of shares. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class A Shares are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class I Shares are sold only to certain eligible investors. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments -- Each Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- Each Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses.

(c) Income taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in each Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

Each Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. Each Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Each Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


28      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

                                      Merrill Lynch Large Cap Series Funds, Inc.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class A ................................           .25%                  --
Class B ................................           .25%                 .75%
Class C ................................           .25%                 .75%
Class R ................................           .25%                 .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and distribution services to the Funds. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended April 30, 2006, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Funds' Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                        FAMD            MLPF&S
--------------------------------------------------------------------------------
Merrill Lynch Large Cap Core Fund
  Class A ....................................       $   81,940       $1,060,555
  Class I ....................................       $    3,549       $   56,677
--------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Fund
  Class A ....................................       $   11,081       $  147,870
  Class I ....................................       $        2       $       20
--------------------------------------------------------------------------------
Merrill Lynch Large Cap Value Fund
  Class A ....................................       $   36,387       $  490,552
  Class I ....................................       $       77       $    1,338
--------------------------------------------------------------------------------

For the six months ended April 30, 2006, MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:

--------------------------------------------------------------------------------
                                                        Class B          Class C
--------------------------------------------------------------------------------
Merrill Lynch Large Cap Core Fund ..............       $170,698         $ 66,223
Merrill Lynch Large Cap Growth Fund ............       $ 26,445         $  4,666
Merrill Lynch Large Cap Value Fund .............       $ 97,313         $ 23,375
--------------------------------------------------------------------------------

Furthermore, MLPF&S received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers in Class A Shares as follows:

--------------------------------------------------------------------------------
                                                                         Class A
--------------------------------------------------------------------------------
Merrill Lynch Large Cap Core Fund ...........................            $47,121
Merrill Lynch Large Cap Growth Fund .........................                 --
Merrill Lynch Large Cap Value Fund ..........................            $   543
--------------------------------------------------------------------------------

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Funds' transfer agent.

Certain officers and/or directors of the Funds are officers and/or directors of FAM, FAMD, PSI, FDS, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Capital Share Transactions:

Merrill Lynch Large Cap Core Fund

Net increase in net assets derived from capital share transactions was $614,211,158 and $496,660,002 for the six months ended April 30, 2006 and the year ended October 31, 2005, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Merrill Lynch Large Cap Core Fund
-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         15,983,799       $ 217,997,180
Automatic conversion of shares .........          1,223,887          16,553,794
Shares issued resulting from
  reinvestment of distributions ........          2,779,136          36,378,888
                                              ---------------------------------
Total issued ...........................         19,986,822         270,929,862
Shares redeemed ........................         (6,864,464)        (93,514,770)
                                              ---------------------------------
Net increase ...........................         13,122,358       $ 177,415,092
                                              =================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         21,630,751       $ 269,694,087
Automatic conversion of shares .........          1,329,966          16,528,220
Shares issued resulting from
  reinvestment of distributions ........            276,770           3,252,048
                                              ---------------------------------
Total issued ...........................         23,237,487         289,474,355
Shares redeemed ........................        (10,104,529)       (126,772,449)
                                              ---------------------------------
Net increase ...........................         13,132,958       $ 162,701,906
                                              =================================


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        29

                                      Merrill Lynch Large Cap Series Funds, Inc.

-------------------------------------------------------------------------------
Merrill Lynch Large Cap Core Fund (continued)
-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          3,596,193       $  46,922,201
Shares issued resulting from
  reinvestment of distributions ........          1,653,076          20,762,639
                                              ---------------------------------
Total issued ...........................          5,249,269          67,684,840
                                              ---------------------------------
Automatic conversion of shares .........         (1,279,008)        (16,553,794)
Shares redeemed ........................         (3,966,565)        (51,748,762)
                                              ---------------------------------
Total redeemed .........................         (5,245,573)        (68,302,556)
                                              ---------------------------------
Net increase (decrease) ................              3,696       $    (617,716)
                                              =================================

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          7,261,231       $  86,386,499
Shares issued resulting from
  reinvestment of distributions ........            272,886           3,083,617
                                              ---------------------------------
Total issued ...........................          7,534,117          89,470,116
                                              ---------------------------------
Automatic conversion of shares .........         (1,386,617)        (16,528,220)
Shares redeemed ........................         (8,651,655)       (102,765,876)
                                              ---------------------------------
Total redeemed .........................        (10,038,272)       (119,294,096)
                                              ---------------------------------
Net decrease ...........................         (2,504,155)      $ (29,823,980)
                                              =================================

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         19,000,378       $ 247,610,407
Shares issued resulting from
  reinvestment of distributions ........          3,153,077          39,508,063
                                              ---------------------------------
Total issued ...........................         22,153,455         287,118,470
Shares redeemed ........................         (5,333,158)        (69,556,552)
                                              ---------------------------------
Net increase ...........................         16,820,297       $ 217,561,918
                                              =================================

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         26,855,950       $ 320,056,553
Shares issued resulting from
  reinvestment of distributions ........            316,872           3,580,652
                                              ---------------------------------
Total issued ...........................         27,172,822         323,637,205
Shares redeemed ........................         (8,010,043)        (95,860,544)
                                              ---------------------------------
Net increase ...........................         19,162,779       $ 227,776,661
                                              =================================

-------------------------------------------------------------------------------
Merrill Lynch Large Cap Core Fund (concluded)
-------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         17,558,585       $ 242,813,544
Shares issued resulting from
  reinvestment of distributions ........          2,153,754          28,580,315
                                              ---------------------------------
Total issued ...........................         19,712,339         271,393,859
Shares redeemed ........................         (5,666,091)        (78,461,806)
                                              ---------------------------------
Net increase ...........................         14,046,248       $ 192,932,053
                                              =================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         16,652,465       $ 209,256,024
Shares issued resulting from
  reinvestment of distributions ........            241,544           2,871,965
                                              ---------------------------------
Total issued ...........................         16,894,009         212,127,989
Shares redeemed ........................         (8,200,059)       (103,663,058)
                                              ---------------------------------
Net increase ...........................          8,693,950       $ 108,464,931
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,981,414       $  39,508,089
Shares issued resulting from
  reinvestment of distributions ........            243,317           3,102,298
                                              ---------------------------------
Total issued ...........................          3,224,731          42,610,387
Shares redeemed ........................         (1,193,040)        (15,690,576)
                                              ---------------------------------
Net increase ...........................          2,031,691       $  26,919,811
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          3,599,772       $  43,887,267
Shares issued resulting from
  reinvestment of distributions ........             13,432             154,059
                                              ---------------------------------
Total issued ...........................          3,613,204          44,041,326
Shares redeemed ........................         (1,348,354)        (16,500,842)
                                              ---------------------------------
Net increase ...........................          2,264,850       $  27,540,484
                                              =================================


30      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

                                      Merrill Lynch Large Cap Series Funds, Inc.

Merrill Lynch Large Cap Growth Fund

Net increase in net assets derived from capital share transactions was $128,449,639 and $102,839,683 for the six months ended April 30, 2006 and the year ended October 31, 2005, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Fund
-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          4,182,424       $  43,262,938
Automatic conversion of shares .........            609,291           6,210,788
                                              ---------------------------------
Total issued ...........................          4,791,715          49,473,726
Shares redeemed ........................         (1,542,552)        (15,801,169)
                                              ---------------------------------
Net increase ...........................          3,249,163       $  33,672,557
                                              =================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          6,552,650       $  58,552,118
Automatic conversion of shares .........            479,396           4,340,086
                                              ---------------------------------
Total issued ...........................          7,032,046          62,892,204
Shares redeemed ........................         (2,602,492)        (23,247,423)
                                              ---------------------------------
Net increase ...........................          4,429,554       $  39,644,781
                                              =================================

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          1,927,869       $  18,994,007
                                              ---------------------------------
Automatic conversion of shares .........           (638,265)         (6,210,788)
Shares redeemed ........................         (1,359,774)        (13,235,815)
                                              ---------------------------------
Total redeemed .........................         (1,998,039)        (19,446,603)
                                              ---------------------------------
Net decrease ...........................            (70,170)      $    (452,596)
                                              =================================

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          3,379,386       $  29,012,975
                                              ---------------------------------
Automatic conversion of shares .........           (499,699)         (4,340,086)
Shares redeemed ........................         (3,768,945)        (32,206,346)
                                              ---------------------------------
Total redeemed .........................         (4,268,644)        (36,546,432)
                                              ---------------------------------
Net decrease ...........................           (889,258)      $  (7,533,457)
                                              =================================

-------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Fund (concluded)
-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          3,957,361       $  38,835,738
Shares redeemed ........................         (1,654,948)        (16,202,516)
                                              ---------------------------------
Net increase ...........................          2,302,413       $  22,633,222
                                              =================================

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          5,368,655       $  45,981,773
Shares redeemed ........................         (3,102,840)        (26,622,404)
                                              ---------------------------------
Net increase ...........................          2,265,815       $  19,359,369
                                              =================================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          7,761,977       $  81,895,221
Shares redeemed ........................         (2,200,743)        (23,023,596)
                                              ---------------------------------
Net increase ...........................          5,561,234       $  58,871,625
                                              =================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          7,718,763       $  69,629,558
Shares redeemed ........................         (3,522,654)        (31,902,918)
                                              ---------------------------------
Net increase ...........................          4,196,109       $  37,726,640
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          1,903,574       $  19,201,454
Shares redeemed ........................           (543,925)         (5,476,623)
                                              ---------------------------------
Net increase ...........................          1,359,649       $  13,724,831
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,649,241       $  23,240,567
Shares redeemed ........................         (1,096,413)         (9,598,217)
                                              ---------------------------------
Net increase ...........................          1,552,828       $  13,642,350
                                              =================================


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        31

                                      Merrill Lynch Large Cap Series Funds, Inc.

Merrill Lynch Large Cap Value Fund

Net increase in net assets derived from capital share transactions was $684,599,845 and $576,505,050 for the six months ended April 30, 2006 and the year ended October 31, 2005, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Merrill Lynch Large Cap Value Fund
-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         14,783,115       $ 261,121,998
Automatic conversion of shares .........            845,270          14,826,008
Shares issued resulting from
  reinvestment of distributions ........            975,834          16,637,969
                                              ---------------------------------
Total issued ...........................         16,604,219         292,585,975
Shares redeemed ........................         (2,698,771)        (47,681,003)
                                              ---------------------------------
Net increase ...........................         13,905,448       $ 244,904,972
                                              =================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         14,908,526       $ 240,034,025
Automatic conversion of shares .........            939,374          14,950,013
Shares issued resulting from
  reinvestment of distributions ........            493,981           7,315,852
                                              ---------------------------------
Total issued ...........................         16,341,881         262,299,890
Shares redeemed ........................         (5,469,730)        (88,547,806)
                                              ---------------------------------
Net increase ...........................         10,872,151       $ 173,752,084
                                              =================================

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,192,061       $  36,997,157
Shares issued resulting from
  reinvestment of distributions ........            604,494           9,895,568
                                              ---------------------------------
Total issued ...........................          2,796,555          46,892,725
                                              ---------------------------------
Automatic conversion of shares .........           (882,692)        (14,826,008)
Shares redeemed ........................         (2,185,601)        (36,987,315)
                                              ---------------------------------
Total redeemed .........................         (3,068,293)        (51,813,323)
                                              ---------------------------------
Net decrease ...........................           (271,738)      $  (4,920,598)
                                              =================================

-------------------------------------------------------------------------------
Merrill Lynch Large Cap Value Fund (continued)
-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          4,746,786       $  72,547,018
Shares issued resulting from
  reinvestment of distributions ........            645,906           9,204,154
                                              ---------------------------------
Total issued ...........................          5,392,692          81,751,172
                                              ---------------------------------
Automatic conversion of shares .........           (978,449)        (14,950,013)
Shares redeemed ........................         (4,040,521)        (61,542,283)
                                              ---------------------------------
Total redeemed .........................         (5,018,970)        (76,492,296)
                                              ---------------------------------
Net increase ...........................            373,722       $   5,258,876
                                              =================================

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         10,634,262       $ 179,487,100
Shares issued resulting from
  reinvestment of distributions ........          1,099,483          17,954,551
                                              ---------------------------------
Total issued ...........................         11,733,745         197,441,651
Shares redeemed ........................         (2,577,471)        (43,586,491)
                                              ---------------------------------
Net increase ...........................          9,156,274       $ 153,855,160
                                              =================================

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         12,540,291       $ 192,758,758
Shares issued resulting from
  reinvestment of distributions ........            699,915           9,966,785
                                              ---------------------------------
Total issued ...........................         13,240,206         202,725,543
Shares redeemed ........................         (3,482,254)        (53,395,043)
                                              ---------------------------------
Net increase ...........................          9,757,952       $ 149,330,500
                                              =================================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         17,325,274       $ 310,725,593
Shares issued resulting from
  reinvestment of distributions ........          1,250,335          21,630,795
                                              ---------------------------------
Total issued ...........................         18,575,609         332,356,388
Shares redeemed ........................         (4,118,087)        (73,824,104)
                                              ---------------------------------
Net increase ...........................         14,457,522       $ 258,532,284
                                              =================================


32      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Notes to Financial Statements (concluded)
                                      Merrill Lynch Large Cap Series Funds, Inc.

-------------------------------------------------------------------------------
Merrill Lynch Large Cap Value Fund (concluded)
-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         17,058,691       $ 286,306,800
Shares issued resulting from
  reinvestment of distributions ........            549,731           8,245,964
                                              ---------------------------------
Total issued ...........................         17,608,422         294,552,764
Shares redeemed ........................         (4,781,111)        (77,304,760)
                                              ---------------------------------
Net increase ...........................         12,827,311       $ 217,248,004
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended April 30, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,335,620       $  40,291,365
Shares issued resulting from
  reinvestment of distributions ........            143,647           2,388,851
                                              ---------------------------------
Total issued ...........................          2,479,267          42,680,216
Shares redeemed ........................           (607,019)        (10,452,189)
                                              ---------------------------------
Net increase ...........................          1,872,248       $  32,228,027
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended October 31, 2005                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,583,162       $  40,275,219
Shares issued resulting from
  reinvestment of distributions ........             48,890             707,934
                                              ---------------------------------
Total issued ...........................          2,632,052          40,983,153
Shares redeemed ........................           (641,770)        (10,067,567)
                                              ---------------------------------
Net increase ...........................          1,990,282       $  30,915,586
                                              =================================

4. Capital Loss Carrryforward:

Merrill Lynch Large Cap Core Fund

On October 31, 2005, the Fund had a net capital loss carryforward of $73,378,161, of which $43,235,070 expires in 2008, $14,033,211 expires in 2009,
$13,653,465 expires in 2010 and $2,456,415 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Large Cap Growth Fund

On October 31, 2005, the Fund had a net capital loss carryforward of $55,312,594, of which $5,224,996 expires in 2007, $2,705,691 expires in 2008,
$6,931,833 expires in 2009 and $40,450,074 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Large Cap Value Fund

On October 31, 2005, the Fund had a net capital loss carryforward of $191,235, all of which expires in 2010. This amount, subject to limitation, will be available to offset like amounts of any future taxable gains.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        33

Portfolio Information as of April 30, 2006         Master Large Cap Series Trust

Sector Representation

                                                                      Percent of
Master Large Cap Core Portfolio                                Total Investments
--------------------------------------------------------------------------------
Information Technology ....................................              22.8%
Energy ....................................................              15.2
Financials ................................................              13.1
Health Care ...............................................              12.3
Industrials ...............................................              10.6
Consumer Discretionary ....................................               8.1
Consumer Staples ..........................................               2.3
Materials .................................................               2.2
Utilities .................................................               1.0
Other* ....................................................              12.4
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                              Total Investments
--------------------------------------------------------------------------------
Information Technology ....................................              33.0%
Industrials ...............................................              16.9
Health Care ...............................................              12.4
Consumer Discretionary ....................................              10.5
Financials ................................................               7.0
Energy ....................................................               3.8
Materials .................................................               2.8
Consumer Staples ..........................................               1.6
Producer Durables .........................................               0.9
Other* ....................................................              11.1
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                               Total Investments
--------------------------------------------------------------------------------
Financials ................................................              23.7%
Energy ....................................................              19.1
Information Technology ....................................              12.9
Health Care ...............................................               9.4
Consumer Discretionary ....................................               9.0
Industrials ...............................................               6.9
Materials .................................................               2.0
Consumer Staples ..........................................               1.8
Producer Durables .........................................               1.1
Telecommunications Services ...............................               1.0
Other* ....................................................              13.1
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

      For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Five Largest Industries

                                                                      Percent of
Master Large Cap Core Portfolio                                       Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ...............................              17.3%
Health Care Providers & Services ..........................               8.8
Semiconductors & Semiconductor Equipment ..................               8.3
Capital Markets ...........................................               6.7
Software ..................................................               6.4
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                                     Net Assets
--------------------------------------------------------------------------------
Software ..................................................              11.8%
Semiconductors & Semiconductor Equipment ..................              11.6
Health Care Providers & Services ..........................               7.7
Communications Equipment ..................................               4.8
Aerospace & Defense .......................................               4.5
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                                      Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ...............................              21.9%
Insurance .................................................              10.5
Capital Markets ...........................................               7.8
Health Care Providers & Services ..........................               7.7
Diversified Financial Services ............................               5.4
--------------------------------------------------------------------------------


34      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Portfolio Information as of April 30, 2006 (concluded)
                                                   Master Large Cap Series Trust

Ten Largest Equity Holdings

                                                                      Percent of
Master Large Cap Core Portfolio                                       Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. .........................................               3.3%
Cisco Systems, Inc. .......................................               1.9
General Electric Co. ......................................               1.8
Hewlett-Packard Co. .......................................               1.7
ConocoPhillips ............................................               1.6
Goldman Sachs Group, Inc. .................................               1.5
Pfizer, Inc. ..............................................               1.5
Texas Instruments, Inc. ...................................               1.4
Occidental Petroleum Corp. ................................               1.4
Lehman Brothers Holdings, Inc. ............................               1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                                     Net Assets
--------------------------------------------------------------------------------
Cisco Systems, Inc. .......................................               3.1%
General Electric Co. ......................................               2.3
Texas Instruments, Inc. ...................................               1.9
Microsoft Corp. ...........................................               1.7
Motorola, Inc. ............................................               1.6
Lockheed Martin Corp. .....................................               1.5
Starbucks Corp. ...........................................               1.5
Aetna, Inc. ...............................................               1.3
The Charles Schwab Corp. ..................................               1.3
Cardinal Health, Inc. .....................................               1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                                      Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. .........................................               5.9%
JPMorgan Chase & Co. ......................................               3.2
Hewlett-Packard Co. .......................................               2.4
ConocoPhillips ............................................               2.0
Morgan Stanley ............................................               1.9
Citigroup, Inc. ...........................................               1.9
Goldman Sachs Group, Inc. .................................               1.8
Occidental Petroleum Corp. ................................               1.7
Lehman Brothers Holdings, Inc. ............................               1.7
Valero Energy Corp. .......................................               1.6
--------------------------------------------------------------------------------


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        35

Schedule of Investments                          Master Large Cap Core Portfolio

                                                              Shares
Sector   Industry      Common Stocks                            Held            Value
=========================================================================================
Consumer Discretionary--9.3%
         Auto Components--0.6%
         The Goodyear Tire & Rubber Co. (c)(d)             1,610,000       $   22,540,000
         --------------------------------------------------------------------------------
         Automobiles--0.4%
         Harley-Davidson, Inc.                               240,000           12,201,600
         --------------------------------------------------------------------------------
         Hotels, Restaurants & Leisure--1.9%
         Darden Restaurants, Inc.                            950,000           37,620,000
         Starbucks Corp. (c)                                 780,000           29,070,600
                                                                           --------------
                                                                               66,690,600
         --------------------------------------------------------------------------------
         Household Durables--0.9%
         Harman International Industries, Inc. (d)           340,000           29,916,600
         --------------------------------------------------------------------------------
         Multiline Retail--2.1%
         JC Penney Co., Inc.                                 590,000           38,621,400
         Nordstrom, Inc.                                     940,000           36,030,200
                                                                           --------------
                                                                               74,651,600
         --------------------------------------------------------------------------------
         Specialty Retail--3.3%
         AutoNation, Inc. (c)                                420,000            9,458,400
         Circuit City Stores, Inc.                         1,280,000           36,800,000
         Office Depot, Inc. (c)                              930,000           37,739,400
         Staples, Inc.                                     1,150,000           30,371,500
                                                                           --------------
                                                                              114,369,300
         --------------------------------------------------------------------------------
         Textiles, Apparel & Luxury Goods--0.1%
         Polo Ralph Lauren Corp.                              60,000            3,643,200
         --------------------------------------------------------------------------------
         Total Consumer Discretionary                                         324,012,900
=========================================================================================
Consumer Staples--2.6%
         Food & Staples Retailing--0.8%
         The Kroger Co.                                    1,380,000           27,958,800
         --------------------------------------------------------------------------------
         Food Products--1.2%
         Archer-Daniels-Midland Co.                        1,150,000           41,791,000
         --------------------------------------------------------------------------------
         Household Products--0.5%
         Procter & Gamble Co.                                280,000           16,298,800
         --------------------------------------------------------------------------------
         Tobacco--0.1%
         Altria Group, Inc.                                   60,000            4,389,600
         --------------------------------------------------------------------------------
         Total Consumer Staples                                                90,438,200
=========================================================================================
Energy--17.3%
         Oil, Gas & Consumable Fuels--17.3%
         Amerada Hess Corp. (d)                              260,000           37,250,200
         Anadarko Petroleum Corp.                            410,000           42,976,200
         Apache Corp.                                        460,000           32,678,400
         Chevron Corp.                                        80,000            4,881,600
         ConocoPhillips                                      820,000           54,858,000
         Devon Energy Corp.                                  690,000           41,475,900
         Exxon Mobil Corp.                                 1,820,000          114,805,600
         Kerr-McGee Corp. (d)                                310,000           30,956,600
         Marathon Oil Corp.                                  540,000           42,854,400
         Occidental Petroleum Corp.                          460,000           47,260,400
         Pioneer Natural Resources Co. (d)                   810,000           34,684,200
         Sunoco, Inc.                                        480,000           38,899,200
         Tesoro Corp.                                        520,000           36,358,400
         Valero Energy Corp.                                 710,000           45,965,400
         --------------------------------------------------------------------------------
         Total Energy                                                         605,904,500
=========================================================================================
Financials--15.0%
         Capital Markets--6.7%
         The Bear Stearns Cos., Inc.                         280,000           39,902,800
         The Charles Schwab Corp.                          1,660,000           29,714,000
         Goldman Sachs Group, Inc.                           330,000           52,895,700
         Janus Capital Group, Inc.                         1,000,000           19,460,000
         Lehman Brothers Holdings, Inc. (d)                  310,000           46,856,500
         Morgan Stanley                                      680,000           43,724,000
                                                                           --------------
                                                                              232,553,000
         --------------------------------------------------------------------------------
         Commercial Banks--0.7%
         Bank of America Corp.                               520,000           25,958,400
         --------------------------------------------------------------------------------
         Diversified Financial Services--2.3%
         Citigroup, Inc.                                     670,000           33,466,500
         JPMorgan Chase & Co.                              1,000,000           45,380,000
                                                                           --------------
                                                                               78,846,500
         --------------------------------------------------------------------------------
         Insurance--5.3%
         AON Corp. (d)                                       940,000           39,395,400
         American International Group, Inc.                  110,000            7,177,500
         MetLife, Inc. (d)                                   400,000           20,840,000
         Prudential Financial, Inc. (d)                      570,000           44,534,100
         The St. Paul Travelers Cos., Inc.                   810,000           35,664,300
         UnumProvident Corp. (d)                           1,240,000           25,184,400
         W.R. Berkley Corp.                                  337,500           12,629,250
                                                                           --------------
                                                                              185,424,950
         --------------------------------------------------------------------------------
         Total Financials                                                     522,782,850
=========================================================================================
Health Care--14.0%
         Biotechnology--0.9%
         Applera Corp.--Applied Biosystems Group             600,000           17,304,000
         Techne Corp. (c)                                    260,000           14,731,600
                                                                           --------------
                                                                               32,035,600
         --------------------------------------------------------------------------------
         Health Care Equipment & Supplies--1.8%
         Becton Dickinson & Co.                              430,000           27,107,200
         Dade Behring Holdings, Inc.                         570,000           22,230,000
         Varian Medical Systems, Inc. (c)                    250,000           13,095,000
                                                                           --------------
                                                                               62,432,200
         --------------------------------------------------------------------------------
         Health Care Providers & Services--8.8%
         Aetna, Inc.                                       1,100,000           42,350,000
         AmerisourceBergen Corp.                             810,000           34,951,500
         Cardinal Health, Inc.                               600,000           40,410,000
         Caremark Rx, Inc.                                   750,000           34,162,500
         Cigna Corp.                                         210,000           22,470,000
         Express Scripts, Inc. (c)(d)                        490,000           38,288,600
         Humana, Inc. (c)                                    560,000           25,300,800
         McKesson Corp.                                      720,000           34,984,800
         WellPoint, Inc. (c)                                 500,000           35,500,000
                                                                           --------------
                                                                              308,418,200
         --------------------------------------------------------------------------------
         Pharmaceuticals--2.5%
         Johnson & Johnson                                   240,000           14,066,400
         King Pharmaceuticals, Inc. (c)                    1,200,000           20,868,000
         Pfizer, Inc.                                      2,030,000           51,419,900
                                                                           --------------
                                                                               86,354,300
         --------------------------------------------------------------------------------
         Total Health Care                                                    489,240,300
=========================================================================================


36      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Schedule of Investments (continued)              Master Large Cap Core Portfolio

                                                              Shares
Sector   Industry      Common Stocks                            Held            Value
=========================================================================================
Industrials--12.0%
         Aerospace & Defense--2.8%
         Lockheed Martin Corp.                               570,000       $   43,263,000
         Northrop Grumman Corp.                               20,000            1,338,000
         Precision Castparts Corp.                           350,000           22,043,000
         Raytheon Co.                                        730,000           32,317,100
                                                                           --------------
                                                                               98,961,100
         --------------------------------------------------------------------------------
         Airlines--1.1%
         AMR Corp. (c)(d)                                  1,480,000           36,467,200
         --------------------------------------------------------------------------------
         Commercial Services & Supplies--1.8%
         Corporate Executive Board Co.                       200,000           21,426,000
         Waste Management, Inc.                            1,130,000           42,329,800
                                                                           --------------
                                                                               63,755,800
         --------------------------------------------------------------------------------
         Electrical Equipment--0.9%
         Rockwell Automation, Inc. (d)                       410,000           29,708,600
         --------------------------------------------------------------------------------
         Industrial Conglomerates--1.8%
         General Electric Co.                              1,820,000           62,953,800
         --------------------------------------------------------------------------------
         Machinery--1.7%
         Cummins, Inc. (d)                                   350,000           36,575,000
         Joy Global, Inc.                                    260,000           17,079,400
         Toro Co.                                            150,000            7,417,500
                                                                           --------------
                                                                               61,071,900
         --------------------------------------------------------------------------------
         Road & Rail--1.5%
         CSX Corp.                                           600,000           41,094,000
         Norfolk Southern Corp.                              220,000           11,880,000
                                                                           --------------
                                                                               52,974,000
         --------------------------------------------------------------------------------
         Trading Companies & Distributors--0.4%
         MSC Industrial Direct Co. Class A                   290,000           15,039,400
         --------------------------------------------------------------------------------
         Total Industrials                                                    420,931,800
=========================================================================================
Information Technology--26.0%
         Communications Equipment--3.9%
         Cisco Systems, Inc. (c)                           3,160,000           66,202,000
         Motorola, Inc.                                    2,060,000           43,981,000
         Tellabs, Inc. (c)                                 1,640,000           25,994,000
                                                                           --------------
                                                                              136,177,000
         --------------------------------------------------------------------------------
         Computers & Peripherals--4.3%
         Dell, Inc. (c)                                    1,270,000           33,274,000
         Hewlett-Packard Co.                               1,860,000           60,394,200
         NCR Corp. (c)                                       650,000           25,610,000
         Western Digital Corp. (c)                         1,480,000           31,139,200
                                                                           --------------
                                                                              150,417,400
         --------------------------------------------------------------------------------
         IT Services--2.1%
         CheckFree Corp. (c)(d)                              530,000           28,551,100
         Computer Sciences Corp. (c)                         660,000           38,643,000
         Sabre Holdings Corp. Class A                        240,000            5,541,600
                                                                           --------------
                                                                               72,735,700
         --------------------------------------------------------------------------------
         Office Electronics--1.0%
         Xerox Corp. (c)                                   2,450,000           34,398,000
         --------------------------------------------------------------------------------
         Semiconductors & Semiconductor
         Equipment--8.3%
         Advanced Micro Devices, Inc. (c)(d)                 980,000           31,703,000
         Broadcom Corp. Class A (c)                          390,000           16,032,900
         Intersil Corp. Class A                            1,130,000           33,459,300
         LSI Logic Corp. (c)                               3,100,000           33,015,000
         Lam Research Corp. (c)                              700,000           34,216,000
         Microchip Technology, Inc.                          580,000           21,610,800
         National Semiconductor Corp.                      1,060,000           31,778,800
         Nvidia Corp. (c)                                  1,350,000           39,447,000
         Texas Instruments, Inc.                           1,450,000           50,329,500
                                                                           --------------
                                                                              291,592,300
         --------------------------------------------------------------------------------
         Software--6.4%
         BEA Systems, Inc. (c)(d)                          2,650,000           35,112,500
         BMC Software, Inc. (c)                            1,100,000           23,694,000
         CA, Inc. (d)                                        620,000           15,723,200
         Citrix Systems, Inc. (c)                            890,000           35,528,800
         Compuware Corp. (c)                               1,110,000            8,524,800
         Intuit, Inc. (c)(d)                                 700,000           37,919,000
         Microsoft Corp.                                   1,190,000           28,738,500
         Red Hat, Inc. (c)(d)                              1,260,000           37,031,400
                                                                           --------------
                                                                              222,272,200
         --------------------------------------------------------------------------------
         Total Information Technology                                         907,592,600
=========================================================================================
Materials--2.5%
         Chemicals--0.0%
         Tronox, Inc. Class B                                      3                   59
         --------------------------------------------------------------------------------
         Metals & Mining--2.5%
         Allegheny Technologies, Inc. (d)                    120,000            8,320,800
         Freeport-McMoRan Copper & Gold,
           Inc. Class B (d)                                  580,000           37,456,400
         Nucor Corp. (d)                                     370,000           40,263,400
                                                                           --------------
                                                                               86,040,600
         --------------------------------------------------------------------------------
         Total Materials                                                       86,040,659
=========================================================================================
Telecommunications Services--1.1%
         Diversified Telecommunications Services--1.1%
         Qwest Communications International Inc. (c)       5,710,000           38,314,100
         --------------------------------------------------------------------------------
         Total Telecommunications Services                                     38,314,100
=========================================================================================
         Total Common Stocks
         (Cost--$2,842,363,751)--99.8%                                      3,485,257,909
=========================================================================================

                       Short-Term                         Beneficial
                       Securities                           Interest
=========================================================================================
         Merrill Lynch Liquidity Series, LLC
           Cash Sweep Series I, 4.75% (a)(e)            $  6,646,588            6,646,588
         Merrill Lynch Liquidity Series, LLC
           Money Market Series, 4.89% (a)(b)(e)          489,417,300          489,417,300
         --------------------------------------------------------------------------------
         Total Short-Term Securities
         (Cost--$496,063,888)--14.2%                                          496,063,888
=========================================================================================
         Total Investments (Cost--$3,338,427,639*)--114.0%                  3,981,321,797

         Liabilities in Excess of Other Assets--(14.0%)                      (489,156,982)
                                                                           --------------
         Net Assets--100.0%                                                $3,492,164,815
                                                                           ==============


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        37

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .............................              $ 3,351,791,829
                                                                ===============
      Gross unrealized appreciation ..............              $   697,407,754
      Gross unrealized depreciation ..............                  (67,877,786)
                                                                ---------------
      Net unrealized appreciation ................              $   629,529,968
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                       $  2,525,247          $166,970
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                       $352,625,100          $158,874
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of 4/30/2006.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

      See Notes to Financial Statements.


38      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Schedule of Investments                        Master Large Cap Growth Portfolio

                                                              Shares
Sector   Industry      Common Stocks                            Held            Value
=========================================================================================
Consumer Discretionary--11.8%
         Auto Components--1.0%
         The Goodyear Tire & Rubber Co. (a)(e)               487,000       $    6,818,000
         --------------------------------------------------------------------------------
         Automobiles--1.1%
         Harley-Davidson, Inc. (e)                           145,000            7,371,800
         --------------------------------------------------------------------------------
         Hotels, Restaurants & Leisure--2.6%
         Darden Restaurants, Inc. (e)                        195,000            7,722,000
         Starbucks Corp. (a)                                 268,000            9,988,360
                                                                           --------------
                                                                               17,710,360
         --------------------------------------------------------------------------------
         Household Durables--0.9%
         Harman International Industries, Inc.                71,000            6,247,290
         --------------------------------------------------------------------------------
         Media--0.9%
         Walt Disney Co.                                     228,000            6,374,880
         --------------------------------------------------------------------------------
         Multiline Retail--2.2%
         JC Penney Co., Inc.                                 113,000            7,396,980
         Nordstrom, Inc.                                     207,000            7,934,310
                                                                           --------------
                                                                               15,331,290
         --------------------------------------------------------------------------------
         Specialty Retail--2.2%
         Circuit City Stores, Inc.                           263,000            7,561,250
         Claire's Stores, Inc.                               208,000            7,325,760
                                                                           --------------
                                                                               14,887,010
         --------------------------------------------------------------------------------
         Textiles, Apparel & Luxury Goods--0.9%
         Polo Ralph Lauren Corp.                             105,000            6,375,600
         --------------------------------------------------------------------------------
         Total Consumer Discretionary                                          81,116,230
=========================================================================================
Consumer Staples--1.8%
         Beverages--0.9%
         Pepsi Bottling Group, Inc.                          196,000            6,291,600
         --------------------------------------------------------------------------------
         Household Products--0.9%
         Procter & Gamble Co.                                100,000            5,821,000
         --------------------------------------------------------------------------------
         Total Consumer Staples                                                12,112,600
=========================================================================================
Energy--4.3%
         Oil, Gas & Consumable Fuels--4.3%
         Anadarko Petroleum Corp.                             47,000            4,926,540
         ConocoPhillips                                       44,726            2,992,169
         Pioneer Natural Resources Co.                       148,000            6,337,360
         Sunoco, Inc.                                         99,000            8,022,960
         Tesoro Corp.                                        105,000            7,341,600
         --------------------------------------------------------------------------------
         Total Energy                                                          29,620,629
=========================================================================================
Financials--7.8%
         Capital Markets--3.6%
         The Charles Schwab Corp.                            502,000            8,985,800
         Goldman Sachs Group, Inc.                            50,000            8,014,500
         Morgan Stanley                                      119,000            7,651,700
                                                                           --------------
                                                                               24,652,000
         --------------------------------------------------------------------------------
         Diversified Financial Services--1.1%
         Moody's Corp.                                       125,000            7,751,250
         --------------------------------------------------------------------------------
         Insurance--3.1%
         The Hanover Insurance Group, Inc.                   129,000            6,824,100
         Prudential Financial, Inc.                           95,000            7,422,350
         W.R. Berkley Corp.                                  189,000            7,072,380
                                                                           --------------
                                                                               21,318,830
         --------------------------------------------------------------------------------
         Total Financials                                                      53,722,080
=========================================================================================
Health Care--13.9%
         Biotechnology--1.6%
         Gilead Sciences, Inc. (a)                            83,000            4,772,500
         Techne Corp. (a)                                    111,000            6,289,260
                                                                           --------------
                                                                               11,061,760
         --------------------------------------------------------------------------------
         Health Care Equipment & Supplies--2.6%
         Becton Dickinson & Co.                               98,000            6,177,920
         Dade Behring Holdings, Inc.                         105,000            4,095,000
         Varian Medical Systems, Inc. (a)(e)                 146,000            7,647,480
                                                                           --------------
                                                                               17,920,400
         --------------------------------------------------------------------------------
         Health Care Providers & Services--7.7%
         Aetna, Inc.                                         235,000            9,047,500
         AmerisourceBergen Corp.                             128,000            5,523,200
         Cardinal Health, Inc.                               133,000            8,957,550
         Caremark Rx, Inc. (e)                               159,000            7,242,450
         Express Scripts, Inc. (a)                           103,000            8,048,420
         Humana, Inc. (a)                                    118,000            5,331,240
         McKesson Corp.                                      156,000            7,580,040
         WellPoint, Inc. (a)                                  19,000            1,349,000
                                                                           --------------
                                                                               53,079,400
         --------------------------------------------------------------------------------
         Pharmaceuticals--2.0%
         Johnson & Johnson                                    79,000            4,630,190
         Merck & Co., Inc.                                   143,000            4,922,060
         Pfizer, Inc.                                        156,000            3,951,480
                                                                           --------------
                                                                               13,503,730
         --------------------------------------------------------------------------------
         Total Health Care                                                     95,565,290
=========================================================================================
Industrials--19.0%
         Aerospace & Defense--4.5%
         Boeing Co. (e)                                       75,000            6,258,750
         Lockheed Martin Corp.                               133,000           10,094,700
         Precision Castparts Corp.                           112,000            7,053,760
         Raytheon Co.                                        167,000            7,393,090
                                                                           --------------
                                                                               30,800,300
         --------------------------------------------------------------------------------
         Airlines--1.1%
         AMR Corp. (a)                                       301,000            7,416,640
         --------------------------------------------------------------------------------
         Commercial Services & Supplies--3.8%
         Corporate Executive Board Co.                        72,000            7,713,360
         Dun & Bradstreet Corp. (a)                           61,000            4,698,220
         Steelcase, Inc. Class A                             314,000            5,878,080
         Waste Management, Inc.                              209,000            7,829,140
                                                                           --------------
                                                                               26,118,800
         --------------------------------------------------------------------------------
         Electrical Equipment--2.4%
         Rockwell Automation, Inc. (e)                       103,000            7,463,380
         Roper Industries, Inc.                               48,000            2,278,080
         Thomas & Betts Corp. (a)                            124,000            7,061,800
                                                                           --------------
                                                                               16,803,260
         --------------------------------------------------------------------------------
         Industrial Conglomerates--2.2%
         General Electric Co. (e)                            447,000           15,461,730
         --------------------------------------------------------------------------------
         Machinery--3.9%
         Caterpillar, Inc.                                    67,000            5,074,580
         Cummins, Inc. (e)                                    68,000            7,106,000
         Joy Global, Inc.                                    110,000            7,225,900
         Toro Co.                                            143,000            7,071,350
                                                                           --------------
                                                                               26,477,830


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        39

Schedule of Investments (continued)            Master Large Cap Growth Portfolio

                                                              Shares
Sector   Industry      Common Stocks                            Held            Value
=========================================================================================
Industrials (concluded)
         Trading Companies & Distributors--1.1%
         MSC Industrial Direct Co. Class A                   140,000       $    7,260,400
         --------------------------------------------------------------------------------
         Total Industrials                                                    130,338,960
=========================================================================================
Information Technology--37.0%
         Communications Equipment--4.8%
         Cisco Systems, Inc. (a)                           1,032,000           21,620,400
         Motorola, Inc.                                      525,000           11,208,750
                                                                           --------------
                                                                               32,829,150
         --------------------------------------------------------------------------------
         Computers & Peripherals--3.3%
         Dell, Inc. (a)                                      336,000            8,803,200
         NCR Corp. (a)                                       140,000            5,516,000
         Western Digital Corp. (a)                           390,000            8,205,600
                                                                           --------------
                                                                               22,524,800
         --------------------------------------------------------------------------------
         Electronic Equipment & Instruments--1.9%
         AVX Corp.                                           251,000            4,467,800
         Agilent Technologies, Inc. (a)                      225,000            8,644,500
                                                                           --------------
                                                                               13,112,300
         --------------------------------------------------------------------------------
         IT Services--3.6%
         Ceridian Corp. (a)                                  284,000            6,881,320
         CheckFree Corp. (a)                                 137,000            7,380,190
         Electronic Data Systems Corp.                       273,000            7,392,840
         Paychex, Inc.                                        79,000            3,190,810
                                                                           --------------
                                                                               24,845,160
         --------------------------------------------------------------------------------
         Semiconductors & Semiconductor
         Equipment--11.6%
         Advanced Micro Devices, Inc. (a)(e)                 250,000            8,087,500
         Analog Devices, Inc.                                145,000            5,498,400
         Broadcom Corp. Class A (a)                          150,000            6,166,500
         Intersil Corp. Class A                              252,000            7,461,720
         LSI Logic Corp. (a)                                 671,000            7,146,150
         Lam Research Corp. (a)                              165,000            8,065,200
         Microchip Technology, Inc.                          206,000            7,675,560
         National Semiconductor Corp.                        281,000            8,424,380
         Nvidia Corp. (a)(e)                                 284,000            8,298,480
         Texas Instruments, Inc. (e)                         377,000           13,085,670
                                                                           --------------
                                                                               79,909,560
         --------------------------------------------------------------------------------
         Software--11.8%
         BEA Systems, Inc. (a)                               527,000            6,982,750
         BMC Software, Inc. (a)                              332,000            7,151,280
         CA, Inc. (e)                                        309,000            7,836,240
         Cadence Design Systems, Inc. (a)(e)                 394,000            7,458,420
         Citrix Systems, Inc. (a)                            191,000            7,624,720
         Compuware Corp. (a)                                 586,000            4,500,480
         Fair Isaac Corp. (e)                                175,000            6,494,250
         Intuit, Inc. (a)                                    145,000            7,854,650
         Microsoft Corp.                                     474,000           11,447,100
         Red Hat, Inc. (a)(e)                                260,000            7,641,400
         Synopsys, Inc. (a)                                  282,000            6,156,060
                                                                           --------------
                                                                               81,147,350
         --------------------------------------------------------------------------------
         Total Information Technology                                         254,368,320
=========================================================================================
Materials--3.1%
         Metals & Mining--3.1%
         Allegheny Technologies, Inc.                        104,000            7,211,360
         Freeport-McMoRan Copper & Gold, Inc.
           Class B (e)                                       119,000            7,685,020
         Nucor Corp.                                          59,000            6,420,380
         --------------------------------------------------------------------------------
         Total Materials                                                       21,316,760
=========================================================================================
Producer Durables--1.1%
         Road & Rail--1.1%
         Norfolk Southern Corp.                              134,000            7,236,000
         --------------------------------------------------------------------------------
         Total Producer Durables                                                7,236,000
         --------------------------------------------------------------------------------
         Total Common Stocks
         (Cost--$591,444,687)--99.8%                                          685,396,869
=========================================================================================

                       Short-Term                         Beneficial
                       Securities                           Interest
=========================================================================================
         Merrill Lynch Liquidity Series, LLC
           Cash Sweep Series I, 4.75% (b)(c)            $  2,293,889            2,293,889
         Merrill Lynch Liquidity Series, LLC
           Money Market Series, 4.89% (b)(c)(d)           83,212,600           83,212,600
         --------------------------------------------------------------------------------
         Total Short-Term Securities
         (Cost--$85,506,489)--12.5%                                            85,506,489
=========================================================================================
         Total Investments (Cost--$676,951,176*)--112.3%                      770,903,358

         Liabilities in Excess of Other Assets--(12.3%)                       (84,270,300)
                                                                           --------------
         Net Assets--100.0%                                                $  686,633,058
                                                                           ==============


40      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Schedule of Investments (concluded)            Master Large Cap Growth Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................               $ 679,801,093
                                                                  =============
      Gross unrealized appreciation ...............               $ 107,811,287
      Gross unrealized depreciation ...............                 (16,709,022)
                                                                  -------------
      Net unrealized appreciation .................               $  91,102,265
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                       $ 2,109,443           $ 54,322
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                       $47,513,200           $ 27,621
      --------------------------------------------------------------------------

(c)   Represents the current yield as of 4/30/2006.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        41

Schedule of Investments                         Master Large Cap Value Portfolio

                                                              Shares
Sector   Industry      Common Stocks                            Held            Value
=========================================================================================
Consumer Discretionary--10.3%
         Auto Components--1.0%
         The Goodyear Tire & Rubber Co. (c)(d)             1,670,000       $   23,380,000
         --------------------------------------------------------------------------------
         Hotels, Restaurants & Leisure--0.6%
         Darden Restaurants, Inc. (d)                        380,000           15,048,000
         --------------------------------------------------------------------------------
         Household Durables--0.5%
         Whirlpool Corp. (d)                                 130,000           11,667,500
         --------------------------------------------------------------------------------
         Leisure Equipment & Products--0.7%
         Hasbro, Inc.                                        830,000           16,359,300
         --------------------------------------------------------------------------------
         Multiline Retail--2.7%
         Dillard's, Inc. Class A (d)                         840,000           21,907,200
         JC Penney Co., Inc.                                 440,000           28,802,400
         Nordstrom, Inc. (d)                                 340,000           13,032,200
                                                                           --------------
                                                                               63,741,800
         --------------------------------------------------------------------------------
         Specialty Retail--3.9%
         AutoNation, Inc. (c)(d)                             850,000           19,142,000
         Circuit City Stores, Inc.                           900,000           25,875,000
         Claire's Stores, Inc. (d)                           580,000           20,427,600
         Office Depot, Inc. (c)                              680,000           27,594,400
                                                                           --------------
                                                                               93,039,000
         --------------------------------------------------------------------------------
         Textiles, Apparel & Luxury Goods--0.9%
         Polo Ralph Lauren Corp.                             360,000           21,859,200
         --------------------------------------------------------------------------------
         Total Consumer Discretionary                                         245,094,800
=========================================================================================
Consumer Staples--2.1%
         Beverages--0.6%
         Pepsi Bottling Group, Inc.                          470,000           15,087,000
         --------------------------------------------------------------------------------
         Food & Staples Retailing--0.1%
         The Kroger Co.                                      130,000            2,633,800
         --------------------------------------------------------------------------------
         Food Products--1.4%
         Archer-Daniels-Midland Co. (d)                      890,000           32,342,600
         --------------------------------------------------------------------------------
         Total Consumer Staples                                                50,063,400
=========================================================================================
Energy--21.9%
         Oil, Gas & Consumable Fuels--21.9%
         Amerada Hess Corp. (c)(d)                           190,000           27,221,300
         Anadarko Petroleum Corp.                            310,000           32,494,200
         Apache Corp. (d)                                    380,000           26,995,200
         ConocoPhillips                                      710,000           47,499,000
         Devon Energy Corp. (d)                              520,000           31,257,200
         Exxon Mobil Corp.                                 2,240,000          141,299,200
         Kerr-McGee Corp.                                    270,000           26,962,160
         Marathon Oil Corp.                                  430,000           34,124,800
         Occidental Petroleum Corp.                          390,000           40,068,600
         Pioneer Natural Resources Co. (d)                   550,000           23,551,000
         Sunoco, Inc.                                        310,000           25,122,400
         Tesoro Corp. (d)                                    360,000           25,171,200
         Valero Energy Corp.                                 590,000           38,196,600
         --------------------------------------------------------------------------------
         Total Energy                                                         519,962,860
=========================================================================================
Financials--27.2%
         Capital Markets--7.8%
         The Bear Stearns Cos., Inc.                         210,000           29,927,100
         Goldman Sachs Group, Inc. (d)                       270,000           43,278,300
         Janus Capital Group, Inc. (d)                     1,230,000           23,935,800
         Lehman Brothers Holdings, Inc. (d)                  260,000           39,299,000
         Morgan Stanley                                      700,000           45,010,000
         State Street Corp.                                   70,000            4,572,400
                                                                           --------------
                                                                              186,022,600
         --------------------------------------------------------------------------------
         Commercial Banks--1.5%
         Bank of America Corp.                               690,000           34,444,800
         --------------------------------------------------------------------------------
         Diversified Financial Services--5.4%
         CIT Group, Inc.                                     130,000            7,021,300
         Citigroup, Inc.                                     900,000           44,955,000
         JPMorgan Chase & Co.                              1,700,000           77,146,000
                                                                           --------------
                                                                              129,122,300
         --------------------------------------------------------------------------------
         Insurance--10.5%
         AON Corp. (d)                                       690,000           28,917,900
         American Financial Group, Inc. (d)                  360,000           15,940,800
         CNA Financial Corp. (c)(d)                          280,000            8,999,200
         The Hanover Insurance Group, Inc.                    50,000            2,645,000
         Hartford Financial Services Group, Inc.              60,000            5,515,800
         Lincoln National Corp.                              380,000           22,070,400
         MetLife, Inc. (d)                                   220,000           11,462,000
         Nationwide Financial Services, Inc. Class A         270,000           11,847,600
         Old Republic International Corp. (d)                587,500           13,071,875
         Principal Financial Group, Inc. (d)                 450,000           23,089,500
         Prudential Financial, Inc. (d)                      440,000           34,377,200
         The St. Paul Travelers Cos., Inc.                   650,000           28,619,500
         UnumProvident Corp. (d)                             860,000           17,466,600
         W.R. Berkley Corp.                                  690,000           25,819,800
                                                                           --------------
                                                                              249,843,175
         --------------------------------------------------------------------------------
         Thrifts & Mortgage Finance--2.0%
         MGIC Investment Corp. (d)                           340,000           24,038,000
         The PMI Group, Inc. (d)                             510,000           23,536,500
                                                                           --------------
                                                                               47,574,500
         --------------------------------------------------------------------------------
         Total Financials                                                     647,007,375
=========================================================================================
Health Care--10.7%
         Biotechnology--1.1%
         Applera Corp.--Applied Biosystems Group             920,000           26,532,800
         --------------------------------------------------------------------------------
         Health Care Providers & Services--7.7%
         Aetna, Inc.                                         680,000           26,180,000
         AmerisourceBergen Corp.                             620,000           26,753,000
         Cardinal Health, Inc.                               400,000           26,940,000
         Caremark Rx, Inc.                                   410,000           18,675,500
         Health Net, Inc. (c)                                430,000           17,501,000
         Humana, Inc. (c)                                    360,000           16,264,800
         McKesson Corp. (d)                                  520,000           25,266,800
         WellPoint, Inc. (c)                                 350,000           24,850,000
                                                                           --------------
                                                                              182,431,100
         --------------------------------------------------------------------------------


42      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Schedule of Investments (continued)             Master Large Cap Value Portfolio

                                                              Shares
Sector   Industry      Common Stocks                            Held            Value
=========================================================================================
Health Care (concluded)
         Pharmaceuticals--1.9%
         King Pharmaceuticals, Inc. (c)                    1,480,000       $   25,737,200
         Pfizer, Inc.                                        820,000           20,770,600
                                                                           --------------
                                                                               46,507,800
         --------------------------------------------------------------------------------
         Total Health Care                                                    255,471,700
=========================================================================================
Industrials--7.9%
         Aerospace & Defense--3.5%
         Northrop Grumman Corp.                              430,000           28,767,000
         Precision Castparts Corp.                           400,000           25,192,000
         Raytheon Co.                                        660,000           29,218,200
                                                                           --------------
                                                                               83,177,200
         --------------------------------------------------------------------------------
         Electrical Equipment--1.1%
         Rockwell Automation, Inc.                           100,000            7,246,000
         Thomas & Betts Corp. (c)                            310,000           17,654,500
                                                                           --------------
                                                                               24,900,500
         --------------------------------------------------------------------------------
         Machinery--2.0%
         Cummins, Inc. (d)                                   230,000           24,035,000
         SPX Corp. (d)                                       430,000           23,542,500
                                                                           --------------
                                                                               47,577,500
         --------------------------------------------------------------------------------
         Road & Rail--1.3%
         CSX Corp.                                           450,000           30,820,500
         Norfolk Southern Corp.                               20,000            1,080,000
                                                                           --------------
                                                                               31,900,500
         --------------------------------------------------------------------------------
         Total Industrials                                                    187,555,700
=========================================================================================
Information Technology--14.7%
         Communications Equipment--0.7%
         Motorola, Inc.                                      750,000           16,012,500
         --------------------------------------------------------------------------------
         Computers & Peripherals--3.6%
         Hewlett-Packard Co.                               1,770,000           57,471,900
         NCR Corp. (c)                                       290,000           11,426,000
         Western Digital Corp. (c)                           860,000           18,094,400
                                                                           --------------
                                                                               86,992,300
         --------------------------------------------------------------------------------
         Electronic Equipment & Instruments--0.9%
         Arrow Electronics, Inc. (c)                         620,000           22,444,000
         --------------------------------------------------------------------------------
         IT Services--2.2%
         Ceridian Corp. (c)                                  570,000           13,811,100
         CheckFree Corp. (c)                                 180,000            9,696,600
         Computer Sciences Corp. (c)(d)                      480,000           28,104,000
                                                                           --------------
                                                                               51,611,700
         --------------------------------------------------------------------------------
         Office Electronics--1.2%
         Xerox Corp. (c)                                   2,050,000           28,782,000
         --------------------------------------------------------------------------------
         Semiconductors & Semiconductor
         Equipment--1.8%
         Advanced Micro Devices, Inc. (c)                    160,000            5,176,000
         Intersil Corp. Class A                              520,000           15,397,200
         LSI Logic Corp. (c)                               2,030,000           21,619,500
                                                                           --------------
                                                                               42,192,700
         --------------------------------------------------------------------------------
         Software--4.3%
         BEA Systems, Inc. (c)                             1,100,000           14,575,000
         BMC Software, Inc. (c)                            1,050,000           22,617,000
         Cadence Design Systems, Inc. (c)                    890,000           16,847,700
         Compuware Corp. (c)                               1,980,000           15,206,400
         Fair Isaac Corp.                                    440,000           16,328,400
         Sybase, Inc. (c)                                    640,000           13,932,800
         Synopsys, Inc. (c)                                  150,000            3,274,500
                                                                           --------------
                                                                              102,781,800
         --------------------------------------------------------------------------------
         Total Information Technology                                         350,817,000
=========================================================================================
Materials--2.3%
         Chemicals--0.0%
         Tronox, Inc. Class B                                      3                   59
         --------------------------------------------------------------------------------
         Metals & Mining--1.3%
         Nucor Corp.                                         280,000           30,469,600
         --------------------------------------------------------------------------------
         Paper & Forest Products--1.0%
         MeadWestvaco Corp.                                  850,000           24,233,500
         --------------------------------------------------------------------------------
         Total Materials                                                       54,703,159
=========================================================================================
Producer Durables--1.3%
         Commercial Services & Supplies--1.3%
         Waste Management, Inc.                              800,000           29,968,000
         --------------------------------------------------------------------------------
         Total Producer Durables                                               29,968,000
=========================================================================================
Telecommunications Services--1.2%
         Diversified Telecommunication Services--1.2%
         Qwest Communications
           International Inc. (c)(d)                       4,120,000           27,645,200
         --------------------------------------------------------------------------------
         Total Telecommunications Services                                     27,645,200
         --------------------------------------------------------------------------------
         Total Common Stocks
         (Cost--$1,980,483,601)--99.6%                                      2,368,289,194
=========================================================================================

                       Short-Term                         Beneficial
                       Securities                           Interest
=========================================================================================
         Merrill Lynch Liquidity Series, LLC
           Cash Sweep Series I, 4.75% (a)(e)            $  5,529,885            5,529,885
         Merrill Lynch Liquidity Series, LLC
           Money Market Series, 4.89% (a)(b)(e)          350,224,350          350,224,350
         --------------------------------------------------------------------------------
         Total Short-Term Securities
         (Cost--$355,754,235)--15.0%                                          355,754,235
=========================================================================================
         Total Investments (Cost--$2,336,237,836*)--114.6%                  2,724,043,429

         Liabilities in Excess of Other Assets--(14.6%)                      (346,766,536)
                                                                           --------------
         Net Assets--100.0%                                                $2,377,276,893
                                                                           ==============


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        43

Schedule of Investments (concluded)             Master Large Cap Value Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .............................              $ 2,340,901,040
                                                                ===============
      Gross unrealized appreciation ..............              $   406,749,708
      Gross unrealized depreciation ..............                  (23,607,319)
                                                                ---------------
      Net unrealized appreciation ................              $   383,142,389
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                      $ (2,994,044)          $215,574
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                      $261,937,350           $ 92,392
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of 4/30/2006.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

      See Notes to Financial Statements.


44      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Statements of Assets and Liabilities               Master Large Cap Series Trust

                                                                            Master Large         Master Large         Master Large
                                                                              Cap Core            Cap Growth           Cap Value
As of April 30, 2006                                                         Portfolio             Portfolio           Portfolio
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Investments in unaffiliated securities, at value*+ .........      $3,485,257,909       $  685,396,869       $2,368,289,194
         Investments in affiliated securities, at value** ...........         496,063,888           85,506,489          355,754,235
         Cash .......................................................               1,597                   --            1,516,054
         Receivables:
          Securities sold ...........................................          35,232,150            9,336,684           15,082,793
          Contributions .............................................          11,999,269            2,759,537           14,372,609
          Dividends .................................................           1,810,700              255,120            1,960,000
          Securities lending ........................................              28,298                3,194               30,465
         Prepaid expenses ...........................................              42,280                8,841               22,579
                                                                           --------------------------------------------------------
         Total assets ...............................................       4,030,436,091          783,266,734        2,757,027,929
                                                                           --------------------------------------------------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
         Collateral on securities loaned, at value ..................         489,417,300           83,212,600          350,224,350
         Bank overdraft .............................................                  --               54,832                   --
         Payables:
          Securities purchased ......................................          42,363,216           11,641,040           25,181,826
          Withdrawals ...............................................           5,016,645            1,371,824            3,317,196
          Investment adviser ........................................           1,240,783              263,117              892,303
          Other affiliates ..........................................              33,651                6,379               19,950
         Accrued expenses ...........................................             199,681               83,884              115,411
                                                                           --------------------------------------------------------
         Total liabilities ..........................................         538,271,276           96,633,676          379,751,036
                                                                           --------------------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets .................................................      $3,492,164,815       $  686,633,058       $2,377,276,893
                                                                           ========================================================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
         Investors' capital .........................................      $2,849,270,657       $  592,680,876       $1,989,471,300
         Unrealized appreciation--net ...............................         642,894,158           93,952,182          387,805,593
                                                                           --------------------------------------------------------
         Net Assets .................................................      $3,492,164,815       $  686,633,058       $2,377,276,893
                                                                           ========================================================
          * Identified cost for unaffiliated securities .............      $2,842,363,751       $  591,444,687       $1,980,483,601
                                                                           ========================================================
         ** Identified cost for affiliated securities ...............      $  496,063,888       $   85,506,489       $  355,754,235
                                                                           ========================================================
          + Securities loaned, at value .............................      $  467,967,223       $   80,840,537       $  340,166,024
                                                                           ========================================================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        45

Statements of Operations                           Master Large Cap Series Trust

                                                                            Master Large         Master Large         Master Large
                                                                              Cap Core            Cap Growth            Cap Value
For the Six Months Ended April 30, 2006                                       Portfolio            Portfolio            Portfolio
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
         Dividends ..................................................      $   15,280,809       $    2,177,170       $   12,048,517
         Interest from affiliates ...................................             166,970               54,322              215,574
         Securities lending--net ....................................             158,874               27,621               92,392
                                                                           --------------------------------------------------------
         Total income ...............................................          15,606,653            2,259,113           12,356,483
                                                                           --------------------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
         Investment advisory fees ...................................           7,120,378            1,450,824            4,735,604
         Accounting services ........................................             271,190              109,712              202,540
         Custodian fees .............................................              73,028               26,237               54,056
         Professional fees ..........................................              44,922               21,294               27,975
         Trustees' fees and expenses ................................              42,547               13,820               30,029
         Pricing fees ...............................................                 503                  515                  532
         Other ......................................................              30,761                6,814               12,889
                                                                           --------------------------------------------------------
         Total expenses .............................................           7,583,329            1,629,216            5,063,625
                                                                           --------------------------------------------------------
         Investment income--net .....................................           8,023,324              629,897            7,292,858
                                                                           --------------------------------------------------------
===================================================================================================================================
Realized & Unrealized Gain--Net
-----------------------------------------------------------------------------------------------------------------------------------
         Realized gain on investments--net ..........................         105,686,005           24,131,080           48,571,943
         Change in unrealized appreciation on investments--net ......         283,341,088           46,824,193          183,694,465
                                                                           --------------------------------------------------------
         Total realized and unrealized gain--net ....................         389,027,093           70,955,273          232,266,408
                                                                           --------------------------------------------------------
         Net Increase in Net Assets Resulting from Operations .......      $  397,050,417       $   71,585,170       $  239,559,266
                                                                           ========================================================

      See Notes to Financial Statements.


46      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Statements of Changes in Net Assets                Master Large Cap Series Trust

                                                                                                 Master Large Cap Core Portfolio
                                                                                            ---------------------------------------
                                                                                             For the Six               For the
                                                                                             Months Ended             Year Ended
                                                                                               April 30,              October 31,
Increase (Decrease) in Net Assets:                                                               2006                    2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
         Investment income--net ....................................................        $     8,023,324         $    16,926,054
         Realized gain--net ........................................................            105,686,005             185,237,400
         Change in unrealized appreciation--net ....................................            283,341,088             159,284,150
                                                                                            ---------------------------------------
         Net increase in net assets resulting from operations ......................            397,050,417             361,447,604
                                                                                            ---------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
         Proceeds from contributions ...............................................            794,862,930           1,040,896,976
         Fair value of withdrawals .................................................           (366,447,278)           (566,946,131)
                                                                                            ---------------------------------------
         Net increase in net assets derived from capital transactions ..............            428,415,652             473,950,845
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Total increase in net assets ..............................................            825,466,069             835,398,449
         Beginning of period .......................................................          2,666,698,746           1,831,300,297
                                                                                            ---------------------------------------
         End of period .............................................................        $ 3,492,164,815         $ 2,666,698,746
                                                                                            =======================================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        47

Statements of Changes in Net Assets                Master Large Cap Series Trust

                                                                                                Master Large Cap Growth Portfolio
                                                                                            ---------------------------------------
                                                                                             For the Six                For the
                                                                                             Months Ended              Year Ended
                                                                                               April 30,               October 31,
Increase (Decrease) in Net Assets:                                                               2006                     2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
         Investment income--net ....................................................        $       629,897           $   1,419,849
         Realized gain--net ........................................................             24,131,080              27,951,501
         Change in unrealized appreciation--net ....................................             46,824,193              17,275,515
                                                                                            ---------------------------------------
         Net increase in net assets resulting from operations ......................             71,585,170              46,646,865
                                                                                            ---------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
         Proceeds from contributions ...............................................            202,189,358             226,416,991
         Fair value of withdrawals .................................................            (76,539,592)           (128,065,615)
                                                                                            ---------------------------------------
         Net increase in net assets derived from capital transactions ..............            125,649,766              98,351,376
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Total increase in net assets ..............................................            197,234,936             144,998,241
         Beginning of period .......................................................            489,398,122             344,399,881
                                                                                            ---------------------------------------
         End of period .............................................................        $   686,633,058           $ 489,398,122
                                                                                            =======================================

      See Notes to Financial Statements.


48      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Statements of Changes in Net Assets                Master Large Cap Series Trust

                                                                                                Master Large Cap Value Portfolio
                                                                                            ---------------------------------------
                                                                                             For the Six               For the
                                                                                             Months Ended             Year Ended
                                                                                               April 30,              October 31,
Increase (Decrease) in Net Assets:                                                               2006                    2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
         Investment income--net ....................................................        $     7,292,858         $     9,203,144
         Realized gain--net ........................................................             48,571,943              77,262,988
         Change in unrealized appreciation--net ....................................            183,694,465             112,124,763
                                                                                            ---------------------------------------
         Net increase in net assets resulting from operations ......................            239,559,266             198,590,895
                                                                                            ---------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
         Proceeds from contributions ...............................................            828,648,213             831,921,820
         Fair value of withdrawals .................................................           (226,918,648)           (305,014,008)
                                                                                            ---------------------------------------
         Net increase in net assets derived from capital transactions ..............            601,729,565             526,907,812
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Total increase in net assets ..............................................            841,288,831             725,498,707
         Beginning of period .......................................................          1,535,988,062             810,489,355
                                                                                            ---------------------------------------
         End of period .............................................................        $ 2,377,276,893         $ 1,535,988,062
                                                                                            =======================================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        49

Financial Highlights                               Master Large Cap Series Trust

                                                                               Master Large Cap Core Portfolio
                                                          --------------------------------------------------------------------------
                                                          For the Six
                                                          Months Ended                  For the Year Ended October 31,
The following ratios have been derived                      April 30,      ---------------------------------------------------------
from information provided in the financial statements         2006            2005           2004           2003           2002
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
         Total investment return .....................          14.35%+         18.35%          9.61%         25.11%         (8.13%)
                                                           =========================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
         Expenses ....................................            .50%*           .51%           .52%           .54%           .57%
                                                           =========================================================================
         Investment income--net ......................            .53%*           .72%           .57%           .48%           .83%
                                                           =========================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period (in thousands) ....     $3,492,165      $2,666,699     $1,831,300     $1,454,109     $  873,704
                                                           =========================================================================
         Portfolio turnover ..........................          38.13%          93.95%        135.48%        138.73%        150.18%
                                                           =========================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


50      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

                Master Large Cap Growth Portfolio                                  Master Large Cap Value Portfolio
---------------------------------------------------------------    -----------------------------------------------------------------
For the Six                                                        For the Six
Months Ended            For the Year Ended October 31,             Months Ended            For the Year Ended October 31,
  April 30,   -------------------------------------------------      April 30,   ---------------------------------------------------
    2006         2005         2004         2003         2002           2006         2005         2004         2003         2002
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
     14.34%+       12.47%        5.42%       25.01%      (13.56%)       13.92%+       21.93%       14.57%       27.05%       (3.40%)
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
       .56%*         .57%         .59%         .61%         .67%          .53%*         .55%         .56%         .57%         .60%
====================================================================================================================================
       .22%*         .33%         .09%         .04%        (.01%)         .77%*         .80%         .93%         .97%        1.17%
====================================================================================================================================

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
$  686,633    $  489,398   $  344,400   $  250,166   $  185,676    $2,377,277    $1,535,988   $  810,489   $  515,257   $  386,918
====================================================================================================================================
     51.87%       131.79%      164.94%      178.11%      177.46%        27.97%        94.95%      127.59%      157.04%      136.92%
====================================================================================================================================


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        51

Notes to Financial Statements                      Master Large Cap Series Trust

1. Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the "Portfolios" or individually as the "Portfolio") constitute the Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolios' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by each Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Portfolios from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. Each Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by each Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments, and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of each Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- Each Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


52      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Notes to Financial Statements (continued)          Master Large Cap Series Trust

o Financial futures contracts -- Each Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- Each Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- Master Large Cap Core Portfolio is classified as a partnership for federal income tax purposes. Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio are considered as a "pass-through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Securities lending -- Each Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft -- The Master Large Cap Growth Portfolio recorded a bank overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of each Portfolio's investments and provides the necessary personnel, facilities,


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        53

Notes to Financial Statements (concluded)          Master Large Cap Series Trust

equipment and certain other services necessary to the operations of the Portfolio. For such services the Master Large Cap Core Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets not exceeding $1 billion and .45% of average daily net assets in excess of $1 billion. Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio each pay a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Portfolio. There is no increase in the aggregate fees paid by the Portfolio for these services.

The Portfolios have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of April 30, 2006, the Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio lent securities with values of $165,074,417, $47,535,355 and $167,018,356, respectively, to MLPF&S or its affiliates. Pursuant to that order, the Portfolios also have retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Portfolios advised by Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of FAM. For the six months ended April 30, 2006, MLIM, LLC received $69,922, $11,904 and $41,056 in securities lending agent fees for Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, respectively.

For the six months ended April 30, 2006, the Portfolios reimbursed FAM for certain accounting services as follows:

--------------------------------------------------------------------------------
                                                                   Reimbursement
--------------------------------------------------------------------------------
Master Large Cap Core Portfolio ............................          $30,607
Master Large Cap Growth Portfolio ..........................          $ 6,044
Master Large Cap Value Portfolio ...........................          $17,257
--------------------------------------------------------------------------------

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K., ML & Co., MLIM, and/or MLIM, LLC.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM and MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2006 were as follows:

--------------------------------------------------------------------------------
                                             Total Purchases        Total Sales
--------------------------------------------------------------------------------
Master Large Cap Core Portfolio ........      $1,610,140,296      $1,178,257,849
Master Large Cap Growth Portfolio ......      $  429,747,004      $  304,702,784
Master Large Cap Value Portfolio .......      $1,141,934,865      $  537,860,194
--------------------------------------------------------------------------------

4. Short-Term Borrowings:

Each Portfolio, along with certain other funds managed by FAM and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of ..07% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Portfolio's election, the federal funds rate plus ..50% or a base rate as defined in the credit agreement. None of the Portfolios borrowed under the credit agreement during the six months ended April 30, 2006. On November 23, 2005, the credit agreement was renewed for one year under substantially the same terms.

5. Subsequent Event:

Effective May 9, 2006, FAM has contractually agreed to implement an additional breakpoint for a portion of its investment advisory fee. For such services, Master Large Cap Core Portfolio pays a monthly fee at an annual rate of .50% of the average daily net assets not exceeding $1 billion, .45% of average daily net assets in excess of $1 billion but not exceeding $5 billion and .40% of average daily net assets in excess of $5 billion; Master Large Cap Growth Portfolio pays a monthly fee at an annual rate of .50% of the average daily net assets not exceeding $5 billion and .45% of average daily net assets in excess of $5 billion; and Master Large Cap Value Portfolio pays a monthly fee at an annual rate of .50% of the average daily net assets not exceeding $3 billion and .45% of average daily net assets in excess of $3 billion.


54      MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006

Officers and Directors/Trustees

Robert C. Doll, Jr., President, Director/Trustee and Portfolio Manager James H. Bodurtha, Director/Trustee
Kenneth A. Froot, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2006, Stephen B. Swensrud retired as Director/Trustee of Merrill Lynch Large Cap Series Fund, Inc. and Master Large Cap Series Trust. The Fund's/Trust's Board of Directors/Trustees wishes Mr. Swensrud well in his retirement.
--------------------------------------------------------------------------------

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Funds offer electronic delivery of communications to their shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.      APRIL 30, 2006        55

[LOGO] Merrill Lynch  Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how each Fund voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ 08543-9011

                                                              #CAPSERIES -- 4/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Series Fund, Inc. and Master Large Cap Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Large Cap Series Fund, Inc. and Master Large Cap Series Trust

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Large Cap Series Fund, Inc. and Master Large Cap Series Trust

Date: June 22, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Large Cap Series Fund, Inc. and Master Large Cap Series Trust

Date: June 22, 2006